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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.9%
GS Mortgage Securities Corp. II (a)(b)(c)
Series 2007-EOP Class A2
03/06/20	1.260%	$1,200,000	$1,185,133
Series 2007-EOP Class A3
03/06/20	1.456%	1,770,000	1,748,459
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,926,030)			$2,933,592

Asset-Backed Securities - Non-Agency 2.1%
Countrywide Home Equity Loan Trust Series 2005-H Class 2A (FGIC) (a)
12/15/35	0.489%	104,648	46,989
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	1.197%	750,000	680,808
SLM Student Loan Trust (a)
Series 2005-5 Class A2
10/25/21	0.531%	326,541	325,376

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2005-8 Class A2
07/25/22	0.541%	$381,255	$380,559
Series 2006-C Class A2
09/15/20	0.518%	127,448	127,174
Series 2007-2 Class A2
07/25/17	0.451%	512,570	510,529
Total Asset-Backed Securities - Non-Agency (Cost: $2,188,532)			$2,071,435

	Shares	Value

Money Market Funds 94.7%
Columbia Short-Term Cash Fund, 0.153% (d)(e)	95,256,218	$95,256,218
Total Money Market Funds (Cost: $95,256,218)		$95,256,218
Total Investments
(Cost: $100,370,780) (f)		$100,261,245(g)
Other Assets & Liabilities, Net		309,633
Net Assets		$100,570,878

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation($)	Unrealized Depreciation($)
Goldman, Sachs & Co.	Aug. 29, 2012	11,896,000	14,419,974	—	(221,677)
		(EUR)	(USD)
State Street Bank & Trust Company	Aug. 29, 2012	6,270,000	9,724,331	—	(105,924)
		(GBP)	(USD)
Deutsche Bank	Aug. 29, 2012	1,900,253,000	24,247,680	—	(82,749)
		(JPY)	(USD)
Morgan Stanley	Aug. 29, 2012	9,693,183	9,260,000	11,654	—
		(USD)	(AUD)
State Street Bank & Trust Company	Aug. 29, 2012	116,130	74,000	—	(111)
		(USD)	(GBP)
JPMorgan Chase Bank	Aug. 29, 2012	24,105,501	147,099,000	272,482	—
		(USD)	(NOK)
HSBC Securities (USA), Inc.	Aug. 29, 2012	14,185,619	18,031,000	388,224	—
		(USD)	(NZD)
Total				672,360	(410,461)

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $2,933,592 or 2.92% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	132,263,114	15,752,387	(52,759,283)	—	95,256,218	123,179	95,256,218

(f)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $100,371,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,000
Unrealized Depreciation	(125,000)
Net Unrealized Depreciation	$(110,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
FGIC	Financial Guaranty Insurance Company

Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Commercial Mortgage-Backed Securities - Non-Agency	—	2,933,592	—	2,933,592
Asset-Backed Securities - Non-Agency	—	2,071,435	—	2,071,435
Total Bonds	—	5,005,027	—	5,005,027

Other
Money Market Funds	95,256,218	—	—	95,256,218
Total Other	95,256,218	—	—	95,256,218
Investments in Securities	95,256,218	5,005,027	—	100,261,245
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	672,360	—	672,360
Liabilities
Forward Foreign Currency Exchange Contracts	—	(410,461)	—	(410,461)
Total	95,256,218	5,266,926	—	100,523,144

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
AUSTRALIA 16.0%
Australia & New Zealand Banking Group Ltd.	474,532	$11,668,409
BHP Billiton Ltd.	304,187	10,104,326
Commonwealth Bank of Australia (a)	233,528	14,059,589
Iluka Resources Ltd. (a)	323,619	3,196,012
Macquarie Group Ltd.	99,655	2,592,945
National Australia Bank Ltd.	337,957	8,818,018
Newcrest Mining Ltd.	107,829	2,636,991
Rio Tinto Ltd. (a)	97,491	5,398,779
Santos Ltd.	307,705	3,452,820
Telstra Corp., Ltd.	1,882,035	7,904,098
Wesfarmers Ltd. (a)	187,440	6,397,146
Total		76,229,133
CHINA 22.7%
AAC Technologies Holdings, Inc.	1,524,000	4,422,781
Agile Property Holdings Ltd. (a)	2,616,000	3,089,269
Agricultural Bank of China Ltd., Class H (a)	11,663,000	4,712,553
Baidu, Inc., ADR (b)	32,065	3,864,474
Belle International Holdings Ltd.	1,600,000	2,940,263
China BlueChemical Ltd.	3,880,000	2,539,342
China Construction Bank Corp., Class H	10,419,380	7,001,164
China Mobile Ltd.	413,000	4,819,309
China Overseas Land & Investment Ltd. (a)	3,358,000	7,887,651
China Shenhua Energy Co., Ltd., Class H	940,500	3,499,968
China Unicom Hong Kong Ltd.	3,254,000	4,760,980
CNOOC Ltd.	5,289,000	10,610,028
Dongfeng Motor Group Co., Ltd., Class H	2,162,000	2,984,577
ENN Energy Holdings Ltd.	1,470,000	5,607,527
Focus Media Holding Ltd., ADR	180,569	3,571,655
Guangdong Investment Ltd.	6,000,000	4,317,518
Industrial & Commercial Bank of China, Class H	7,827,000	4,462,901
Intime Department Store Group Co., Ltd. (a)	842,000	788,140
Lenovo Group Ltd. (a)	5,810,000	4,006,607
New Oriental Education & Technology Group, ADR (b)	104,019	1,187,897
PetroChina Co., Ltd., Class H	4,614,000	5,761,167
Ping An Insurance Group Co., Class H	806,000	6,275,906
Sany Heavy Equipment International Holdings Co., Ltd.	2,261,500	1,130,055
Tencent Holdings Ltd.	177,100	5,258,000

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,288,000	$3,047,864
Total		108,547,596
HONG KONG 9.3%
AIA Group Ltd.	2,401,200	8,389,340
BOC Hong Kong Holdings Ltd.	1,944,000	5,945,872
Cheung Kong Holdings Ltd.	492,000	6,437,105
Comba Telecom Systems Holdings Ltd. (a)	1,993,090	533,667
Hang Lung Properties Ltd.	471,000	1,664,101
Hutchison Whampoa Ltd.	171,000	1,532,848
Li & Fung Ltd.	2,286,000	4,490,188
Samsonite International SA	1,135,200	1,921,037
Sun Hung Kai Properties Ltd.	298,974	3,713,752
Swire Pacific Ltd., Class A	255,500	3,057,363
Swire Properties Ltd.	165,900	493,550
Wharf Holdings Ltd.	1,119,900	6,449,029
Total		44,627,852
INDIA 5.8%
Bajaj Auto Ltd.	128,823	3,699,029
HDFC Bank Ltd.	521,979	5,491,938
ICICI Bank Ltd., ADR	78,310	2,711,092
Infosys Ltd.	8,141	324,142
Infosys Ltd., ADR	41,385	1,638,018
ITC Ltd.	1,302,939	6,031,264
Larsen & Toubro Ltd.	106,848	2,615,397
State Bank of India	16,704	598,874
State Bank of India, GDR (c)	19,418	1,496,434
Yes Bank Ltd.	475,216	3,106,674
Total		27,712,862
INDONESIA 4.1%
PT Astra International Tbk	3,355,500	2,466,965
PT Bank Mandiri Persero Tbk	6,175,316	5,375,246
PT Bank Rakyat Indonesia Persero Tbk	3,565,000	2,616,938
PT Jasa Marga Persero Tbk	1,958,500	1,174,534
PT Perusahaan Gas Negara Persero Tbk	4,929,500	1,966,692
PT Semen Gresik Persero Tbk	4,347,000	5,920,744
Total		19,521,119
MACAU 1.0%
Sands China Ltd.	1,697,600	4,979,611

Issuer	Shares	Value

Common Stocks (continued)
MALAYSIA 1.9%
Felda Global Ventures Holdings Bhd (b)(c)	102,700	$169,006
Genting Bhd	1,210,900	3,655,340
Telekom Malaysia Bhd	2,827,700	5,092,703
Total		8,917,049
PHILIPPINES 0.9%
Ayala Corp.	417,492	4,337,675
SINGAPORE 6.7%
DBS Group Holdings Ltd.	574,000	6,771,721
Keppel Corp., Ltd.	889,000	7,956,533
Oversea-Chinese Banking Corp., Ltd.	667,196	5,102,904
SembCorp Industries Ltd.	1,422,000	6,023,385
Singapore Telecommunications Ltd.	1,199,000	3,440,631
United Overseas Bank Ltd.	153,801	2,463,806
Total		31,758,980
SOUTH KOREA 16.5%
Amorepacific Corp.	1,975	1,788,745
Hana Financial Group, Inc.	125,120	3,962,634
Hyundai Department Store Co., Ltd.	22,914	2,570,178
Hyundai Heavy Industries Co., Ltd.	11,702	2,479,622
Hyundai Mobis	22,545	5,922,784
Hyundai Motor Co.	42,066	8,738,995
Hyundai Steel Co.	35,519	2,611,225
LG Chem Ltd.	13,896	3,813,138
LG Household & Health Care Ltd.	9,952	5,130,482
NHN Corp.	16,404	3,975,487
Samsung Electronics Co., Ltd.	24,058	27,655,184
Samsung Engineering Co., Ltd.	22,646	3,625,282
Samsung Heavy Industries Co., Ltd.	74,550	2,549,186
Shinhan Financial Group Co., Ltd.	63,730	2,021,408
SK Hynix, Inc. (b)	88,890	1,688,550
Total		78,532,900
TAIWAN 8.5%
Catcher Technology Co., Ltd.	592,000	2,827,908
Chinatrust Financial Holding Co., Ltd.	4,856,636	2,881,953
Delta Electronics, Inc.	842,000	2,825,438
Far EasTone Telecommunications Co., Ltd.	2,708,000	6,790,884
Fubon Financial Holding Co., Ltd.	872	906
Hon Hai Precision Industry Co., Ltd.	1,921,788	5,354,212
HTC Corp.	27,400	263,195
Mega Financial Holding Co., Ltd.	1,503,160	1,207,943
President Chain Store Corp.	688,000	3,580,826

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,426,000	$3,859,887
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	792,478	11,070,918
Total		40,664,070
THAILAND 3.7%
Advanced Information Service PCL, Foreign Registered Shares	491,500	3,107,929
Bangkok Bank PCL, NVDR	603,500	3,738,379
Banpu PCL, Foreign Registered Shares	111,400	1,408,497
PTT PCL, Foreign Registered Shares	280,700	2,891,807
Siam Commercial Bank PCL, Foreign Registered Shares	1,311,300	6,643,194
Total		17,789,806
Total Common Stocks (Cost: $451,036,972)		$463,618,653

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.153% (d)(e)	15,113,321	$15,113,321
Total Money Market Funds (Cost: $15,113,321)		$15,113,321

Issuer	Shares	Value

Exchange-Traded Notes 0.2%
LUXEMBOURG 0.2%
CSI 300 Banks Index ETF	1,423,500	$1,037,149
Total Exchange-Traded Notes (Cost: $1,579,360)		$1,037,149

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.6%
Repurchase Agreements 4.6%
Mizuho Securities USA, Inc. dated 07/31/12, matures 08/01/12, repurchase price $10,000,058 (f)
	0.210%	10,000,000	$10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 07/31/12, matures 08/01/12, repurchase price $2,000,011 (f)
	0.200%	$2,000,000	$2,000,000
Pershing LLC dated 07/31/12, matures 08/01/12, repurchase price $2,000,018 (f)
	0.320%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
UBS Securities LLC dated 07/31/12, matures 08/01/12, repurchase price 7,736,251 (f)
	0.190%	$7,736,211	$7,736,211
Total			21,736,211
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $21,736,211)			$21,736,211
Total Investments
(Cost: $489,465,864) (g)			$501,505,334(h)
Other Assets & Liabilities, Net			(24,143,969)
Net Assets			$477,361,365

Notes to Portfolio of Investments
(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $1,665,440 or 0.35% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	891,067	139,593,518	(125,371,264)	—	15,113,321	—	12,765	15,113,321

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae Pool	4,615,872
Freddie Mac Gold Pool	66,141
Freddie Mac Non Gold Pool	437,748
Freddie Mac REMICS	798,596
Ginnie Mae I Pool	249,413
Ginnie Mae II Pool	4,032,230
Total Market Value of Collateral Securities	10,200,000

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)
Fannie Mae Pool	305,152
Fannie Mae REMICS	635,277
Federal National Mortgage Association	69,210
Freddie Mac Gold Pool	22,419
Freddie Mac Non Gold Pool	64,110
Freddie Mac REMICS	453,271
Ginnie Mae	13,673
Government National Mortgage Association	476,899
Total Market Value of Collateral Securities	2,040,011

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae Pool	393,047
Fannie Mae REMICS	256,433
Federal Farm Credit Banks	93,966
Federal Home Loan Banks	30,478
Freddie Mac Gold Pool	216,628
Freddie Mac Non Gold Pool	158,611
Freddie Mac REMICS	130,377
Ginnie Mae I Pool	116,115
Ginnie Mae II Pool	456,133
Government National Mortgage Association	94,113
United States Treasury Note/Bond	94,099
Total Market Value of Collateral Securities	2,040,000

UBS Securities LLC (0.190%)

Security Description	Value ($)
Ginnie Mae I Pool	6,294,481
Ginnie Mae II Pool	1,596,454
Total Market Value of Collateral Securities	7,890,935

(g)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $489,466,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$48,404,000
Unrealized Depreciation	(36,365,000)
Net Unrealized Appreciation	$12,039,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,759,552	45,157,108	—	49,916,660
Consumer Staples	—	23,097,470	—	23,097,470
Energy	—	27,624,288	—	27,624,288
Financials	2,711,092	164,537,145	—	167,248,237
Industrials	—	32,134,703	—	32,134,703
Information Technology	16,573,410	62,995,057	—	79,568,467
Materials	—	36,220,558	—	36,220,558
Telecommunication Services	—	35,916,534	—	35,916,534
Utilities	—	11,891,736	—	11,891,736
Total Equity Securities	24,044,054	439,574,599	—	463,618,653

Other
Exchange-Traded Notes	—	1,037,149	—	1,037,149
Money Market Funds	15,113,321	—	—	15,113,321
Investments of Cash Collateral Received for Securities on Loan	—	21,736,211	—	21,736,211
Total Other	15,113,321	22,773,360	—	37,886,681
Total	39,157,375	462,347,959	—	501,505,334

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 6.5%
BRAZIL 0.6%
Banco BMG SA Senior Notes (b)
04/15/18	8.000%	$1,500,000		$1,410,817
Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	3,500,000	1,819,002
Total				3,229,819
COLOMBIA 1.0%
BanColombia SA Senior Unsecured
06/03/21	5.950%		4,500,000	4,927,500
Banco de Bogota SA Senior Unsecured (b)
01/15/17	5.000%		1,000,000	1,057,218
Total				5,984,718
PERU 0.6%
Banco de Credito del Peru Subordinated Notes (b)(c)(d)
10/15/22	7.170%	PEN	6,000,000	2,458,492
Corporacion Azucarera del Peru SA Senior Unsecured (b)(e)
08/02/22	6.375%		1,200,000	1,225,212
Total				3,683,704
RUSSIAN FEDERATION 3.1%
Lukoil International Finance BV (b)
11/05/19	7.250%		2,400,000	2,786,321
11/09/20	6.125%		2,900,000	3,191,535
06/07/22	6.656%		1,000,000	1,152,310
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		2,000,000	1,942,897
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%		4,000,000	4,592,077
Severstal OAO Via Steel Capital SA Notes (b)
07/26/16	6.250%		1,500,000	1,524,925
TNK-BP Finance SA (b)
03/13/18	7.875%		1,000,000	1,183,185
VimpelCom Holdings BV (b)
03/01/22	7.504%		2,500,000	2,437,500
Total				18,810,750
SOUTH AFRICA 0.2%
AngloGold Ashanti Holdings PLC
08/01/22	5.125%		1,200,000	1,231,626

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
UKRAINE 1.0%
Ferrexpo Finance PLC (b)
04/07/16	7.875%	$800,000		$723,782
MHP SA (b)
04/29/15	10.250%	3,928,000		3,877,738
Metinvest BV (b)
02/14/18	8.750%	1,500,000		1,391,250
Total				5,992,770
Total Corporate Bonds & Notes (Cost: $36,929,069)				$38,933,387

Inflation-Indexed Bonds(a) 5.1%
URUGUAY 5.1%
Uruguay Government International Bond
04/05/27	4.250%	UYU	354,675,762	18,534,998
Senior Unsecured
12/15/28	4.375%	UYU	227,061,113	12,144,684
Total				30,679,682
Total Inflation-Indexed Bonds (Cost: $30,044,794)				$30,679,682

Foreign Government Obligations(a) 81.0%
ARGENTINA 2.5%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	4,035,000		3,449,925
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	8,838,000		6,606,405
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%	2,000,000		1,620,000
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	2,780,000		1,695,800
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%	2,050,000		1,424,750
Total				14,796,880
BRAZIL 5.6%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	18,693,000	9,516,061
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%	7,000,000		7,857,500

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
Cia de Saneamento Basico do Estado de Sao Paulo Senior Unsecured (b)
12/16/20	6.250%		$500,000	$530,000
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	3,300,000	1,752,500
Petrobras International Finance Co.
03/15/19	7.875%	3,200,000		3,969,069
01/20/20	5.750%	1,000,000		1,129,837
01/27/21	5.375%	5,224,000		5,814,088
01/20/40	6.875%	2,600,000		3,291,543
Total				33,860,598
COLOMBIA 5.6%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	1,377,000,000	1,085,195
Colombia Government International Bond
Senior Unsecured
10/22/15	12.000%	COP	2,093,000,000	1,461,047
06/28/27	9.850%	COP	1,000,000,000	866,637
01/18/41	6.125%	6,600,000		9,058,002
Corp. Andina De Fomento
06/15/22	4.375%	4,715,000		5,101,555
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%	6,645,000		7,073,644
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	12,188,000,000	7,631,357
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)(f)
03/20/22	5.700%	1,400,000		1,467,564
Total				33,745,001
DOMINICAN REPUBLIC 2.1%
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%	7,500,000		8,113,396
04/20/27	8.625%	3,984,000		4,382,400
Total				12,495,796
EL SALVADOR 0.5%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%	1,000,000		1,150,000
06/15/35	7.650%	1,810,000		1,954,800
Total				3,104,800

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
GEORGIA 0.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	$1,480,000		$1,532,673
GUATEMALA 0.4%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%	2,200,000		2,371,600
HUNGARY 0.7%
Hungary Government International Bond
Senior Unsecured
03/29/41	7.625%	1,500,000		1,571,250
Hungary Government International Bond (f)
Senior Unsecured
03/29/21	6.375%	2,400,000		2,450,820
Total				4,022,070
INDONESIA 9.5%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%	8,000,000		9,078,838
01/17/38	7.750%	3,700,000		5,457,500
Indonesia Government International Bond (b)(f)
01/17/42	5.250%	1,000,000		1,127,500
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	710,211
07/15/17	10.000%	IDR	30,762,000,000	3,887,228
09/15/19	11.500%	IDR	29,400,000,000	4,156,616
11/15/20	11.000%	IDR	9,000,000,000	1,276,315
06/15/21	12.800%	IDR	6,800,000,000	1,067,097
07/15/22	10.250%	IDR	13,210,000,000	1,838,750
Majapahit Holding BV (b)
10/17/16	7.750%	1,830,000		2,127,375
06/28/17	7.250%	1,150,000		1,326,208
08/07/19	8.000%	3,600,000		4,419,000
01/20/20	7.750%	4,900,000		5,993,860
PT Pertamina Persero (b)
05/23/21	5.250%	2,000,000		2,158,833
Senior Unsecured
05/03/22	4.875%	1,000,000		1,050,000
05/27/41	6.500%	1,000,000		1,135,017
05/03/42	6.000%	3,000,000		3,221,250
PT Perusahaan Listrik Negara Senior Unsecured (b)(f)
11/22/21	5.500%	6,500,000		7,029,037
Total				57,060,635
KAZAKHSTAN 1.9%
Kazakhstan Temir Zholy Finance BV (b)
07/10/42	6.950%	3,000,000		3,308,774
KazMunayGas National Co. (b)

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
KAZAKHSTAN (CONTINUED)
Senior Unsecured
07/02/18	9.125%	$4,095,000		$5,159,700
05/05/20	7.000%	2,650,000		3,086,410
Total				11,554,884
LATVIA 0.3%
Republic of Latvia Senior Unsecured (b)(f)
06/16/21	5.250%	1,500,000		1,546,657
LITHUANIA 1.7%
Lithuania Government International Bond (b)
Senior Unsecured
03/09/21	6.125%	4,850,000		5,572,391
02/01/22	6.625%	2,830,000		3,356,216
Lithuania Government International Bond (b)(f)
Senior Unsecured
09/14/17	5.125%	1,150,000		1,252,998
Total				10,181,605
MEXICO 9.8%
Comision Federal De Electricidad Senior Unsecured (b)
02/14/42	5.750%	3,200,000		3,616,000
Mexican Bonos
12/17/15	8.000%	MXN	740,000	612,105
12/15/16	7.250%	MXN	6,901,000	5,673,438
12/14/17	7.750%	MXN	3,910,000	3,333,769
06/10/21	6.500%	MXN	1,500,000	1,239,199
06/09/22	6.500%	MXN	11,100,000	9,176,729
06/03/27	7.500%	MXN	15,188,000	13,421,071
Pemex Project Funding Master Trust
01/21/21	5.500%	1,500,000		1,747,500
06/15/35	6.625%	4,304,000		5,519,665
06/15/38	6.625%	2,000,000		2,564,900
Pemex Project Funding Master Trust (b)
01/24/22	4.875%	800,000		902,000
Petroleos Mexicanos
06/02/41	6.500%	2,000,000		2,530,000
Petroleos Mexicanos (b)
06/27/44	5.500%	2,900,000		3,233,500
Petroleos Mexicanos (b)(f)
06/02/41	6.500%	4,000,000		5,060,000
Total				58,629,876
PERU 3.0%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%	5,000,000		5,455,306

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PERU (CONTINUED)
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (b)(g)
05/31/18	0.000%	$5,605,594		$5,045,035
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		1,500,000	2,190,000
11/18/50	5.625%		1,800,000	2,371,500
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	1,400,000	644,181
Peruvian Government International Bond (f)
Senior Unsecured
03/14/37	6.550%		1,500,000	2,196,000
Total				17,902,022
PHILIPPINES 1.5%
Philippine Government International Bond
Senior Unsecured
03/30/26	5.500%		1,500,000	1,856,250
01/14/36	6.250%	PHP	106,000,000	2,876,436
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		3,000,000	4,070,645
Total				8,803,331
POLAND 1.5%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		8,000,000	9,180,000
QATAR 1.1%
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		4,500,000	5,096,250
01/20/40	6.400%		1,000,000	1,375,000
Total				6,471,250
REPUBLIC OF NAMIBIA 1.3%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		7,300,000	7,701,500
REPUBLIC OF THE CONGO 0.3%
Republic of Congo Senior Unsecured (c)
06/30/29	3.000%		2,232,500	1,746,931

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
ROMANIA 0.7%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%	$4,000,000		$4,203,178
RUSSIAN FEDERATION 10.2%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%		1,180,000	1,495,945
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		3,350,000	3,697,562
01/23/21	5.999%		2,000,000	2,235,860
03/07/22	6.510%		9,800,000	11,373,292
Gazprom OAO Via Gaz Capital SA (b)(f)
Senior Unsecured
08/16/37	7.288%		2,950,000	3,702,250
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		3,450,000	3,616,472
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	75,000,000	2,486,966
04/29/20	5.000%		6,000,000	6,795,000
04/04/42	5.625%		3,000,000	3,551,250
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		5,643,855	7,005,717
Sberbank of Russia Via SB Capital SA
Senior Unsecured
06/16/21	5.717%		1,500,000	1,583,250
Sberbank of Russia Via SB Capital SA (b)
Senior Unsecured
02/07/22	6.125%		6,700,000	7,259,716
Vnesheconombank Via VEB Finance PLC (b)
Senior Unsecured
07/05/22	6.025%		1,200,000	1,275,000
11/22/25	6.800%		4,500,000	5,051,250
Total				61,129,530
SOUTH AFRICA 0.8%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,200,000	1,353,000
Transnet SOC Ltd. Senior Unsecured (b)(f)
07/26/22	4.000%		3,200,000	3,212,955
Total				4,565,955
SOUTH KOREA 0.7%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%		4,000,000	4,339,324

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
SUPRA-NATIONAL 0.2%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%	$1,000,000	$1,058,800
TRINIDAD AND TOBAGO 1.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	5,800,000	7,228,461
TURKEY 6.7%
Export Credit Bank of Turkey (b)
11/04/16	5.375%	3,000,000	3,060,597
Senior Unsecured
04/24/19	5.875%	4,000,000	4,334,244
Turkey Government International Bond
03/25/22	5.125%	6,250,000	6,835,938
01/14/41	6.000%	2,100,000	2,425,500
Senior Unsecured
11/07/19	7.500%	1,625,000	2,029,219
06/05/20	7.000%	1,300,000	1,599,000
03/30/21	5.625%	4,550,000	5,152,875
09/26/22	6.250%	5,000,000	5,968,750
03/17/36	6.875%	3,800,000	4,849,750
05/30/40	6.750%	3,100,000	3,886,625
Total			40,142,498
UKRAINE 0.4%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)
07/11/16	9.375%	1,100,000	929,476
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	1,655,000	1,534,383
Total			2,463,859
UNITED ARAB EMIRATES 1.5%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	4,500,000	5,255,447
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	3,550,000	3,936,076
Total			9,191,523
URUGUAY 0.5%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	1,783,939	2,747,266

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA 8.6%
Petroleos de Venezuela SA
04/12/17	5.250%	$11,647,000	$8,459,216
11/02/17	8.500%	21,020,000	17,604,250
11/17/21	9.000%	2,500,000	1,862,500
02/17/22	12.750%	507,800	491,297
Senior Unsecured
10/28/15	5.000%	10,700,500	8,506,897
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	1,289,500	1,134,760
05/07/23	9.000%	16,950,000	13,221,000
03/31/38	7.000%	800,000	533,600
Total			51,813,520

Total Foreign Government Obligations (Cost: $439,233,515)			$485,592,023

	Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.153% (h)(i)	35,021,456	$35,021,456
Total Money Market Funds (Cost: $35,021,456)		$35,021,456

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.7%
Repurchase Agreements 2.7%
Citigroup Global Markets, Inc. dated 07/31/12, matures 08/01/12, repurchase price 2,000,011 (j)
	0.190%	$2,000,000	$2,000,000
Mizuho Securities USA, Inc. dated 07/31/12, matures 08/01/12, repurchase price $5,000,029 (j)
	0.210%	5,000,000	5,000,000
Pershing LLC dated 07/31/12, matures 08/01/12, repurchase price $1,000,009 (j)
	0.320%	1,000,000	1,000,000
UBS Securities LLC dated 07/31/12, matures 08/01/12, repurchase price 8,241,939 (j)
	0.190%	8,241,895	8,241,895
Total			16,241,895
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,241,895)			$16,241,895
Total Investments (Cost: $557,470,729) (k)			$606,468,443(l)
Other Assets & Liabilities, Net			(6,819,717)
Net Assets			$599,648,726

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Standard Chartered Bank	August 30, 2012	6,011,707	19,000,000	45,733	—
		(USD)	(MYR)
Citigroup Global Markets Inc.	August 9, 2012	5,468,317	229,724,000	33,868	—
		(USD)	(PHP)
Total				79,601	—

Credit Default Swap Contracts Outstanding at July 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)

JPMorgan Chase Bank	CDX Emerging Markets Index	June 20, 2013	2.650	2,000,000	(18,403)	(72,962)	(6,184)	—	(97,549)
Total								—	(97,549)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Merril Lynch Intl	CDX Emerging Markets Index	June 20, 2013	2.650	2,000,000	18,403	—	6,183	24,586	—
Total								24,586	—

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $283,694,016 or 47.31% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2012, the value of these securities amounted to $2,458,492, which represents 0.41% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	At July 31, 2012, security was partially or fully on loan.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	43,207,633	174,042,323	182,228,500	—	35,021,456	—	37,253	35,021,456

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	206,000
Fannie Mae REMICS	632,631
Fannie Mae-Aces	48,056
Freddie Mac Gold Pool	103,997
Freddie Mac Non Gold Pool	17,387
Freddie Mac REMICS	508,475
Ginnie Mae I Pool	24,749
Ginnie Mae II Pool	101,984
Government National Mortgage Association	396,721
Total Market Value of Collateral Securities	2,040,000

Mizuho Securities USA, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae Pool	2,307,935
Freddie Mac Gold Pool	33,071
Freddie Mac Non Gold Pool	218,874
Freddie Mac REMICS	399,298
Ginnie Mae I Pool	124,707
Ginnie Mae II Pool	2,016,115
Total Market Value of Collateral Securities	5,100,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae Pool	196,523
Fannie Mae REMICS	128,217
Federal Farm Credit Banks	46,983
Federal Home Loan Banks	15,239
Freddie Mac Gold Pool	108,314
Freddie Mac Non Gold Pool	79,305
Freddie Mac REMICS	65,188
Ginnie Mae I Pool	58,057
Ginnie Mae II Pool	228,067
Government National Mortgage Association	47,057
United States Treasury Note/Bond	47,050
Total Market Value of Collateral Securities	1,020,000

UBS Securities LLC (0.190%)

Security Description	Value ($)
Ginnie Mae I Pool	6,705,926
Ginnie Mae II Pool	1,700,807
Total Market Value of Collateral Securities	8,406,733

(k)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $557,471,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$53,938,000
Unrealized Depreciation	(4,941,000)
Net Unrealized Appreciation	$48,997,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	7,395,534	2,458,492	9,854,026
All Other Industries	—	29,079,361	—	29,079,361
Inflation-Indexed Bonds	—	30,679,682	—	30,679,682
Foreign Government Obligations	—	480,546,988	5,045,035	485,592,023
Total Bonds	—	547,701,565	7,503,527	555,205,092

Other
Money Market Funds	35,021,456	—	—	35,021,456
Investments of Cash Collateral Received for Securities on Loan	—	16,241,895	—	16,241,895
Total Other	35,021,456	16,241,895	—	51,263,351

Investments in Securities	35,021,456	563,943,460	7,503,527	606,468,443
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	79,601	—	79,601
Swap Contracts	—	24,586	—	24,586
Liabilities
Swap Contracts	—	(97,549)	—	(97,549)
Total	35,021,456	563,950,098	7,503,527	606,475,081

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Foreign
	Corporate Bonds	Government
	& Notes ($)	Obligations ($)	Total ($)
Balance as of October 31, 2011	5,323,255	5,106,152	10,429,407
Accrued discounts/premiums	258	262,374	262,632
Realized gain (loss)	—	138,027	138,027
Change in unrealized appreciation (depreciation)(a)	119,679	(63,992)	55,687
Sales	—	(891,232)	(891,232)
Purchases	—	493,706	493,706
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,984,700)	—	(2,984,700)
Balance as of July 31, 2012	2,458,492	5,045,035	7,503,527

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2012 was $55,687.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Emerging Markets Opportunity Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.4%
AUSTRALIA 0.6%
Ansell Ltd. (a)	160,717	$2,234,561
BRAZIL 11.6%
BR Malls Participacoes SA	213,800	2,500,872
CCR SA	581,700	4,856,962
CETIP SA - Mercados Organizados	272,534	3,435,269
Cia Hering	209,000	4,151,034
Companhia de Bebidas Americas, ADR	155,347	5,988,627
Companhia de Bebidas Americas, Receipts	67	2,581
Itaú Unibanco Holding SA, ADR	609,528	9,636,638
Petroleo Brasileiro SA, ADR	429,046	8,422,173
Tim Participacoes SA	372,500	1,552,386
Totvs SA	235,200	4,327,074
Total		44,873,616
CHILE 0.5%
Inversiones La Construccion SA (b)	134,881	2,039,630
CHINA 9.5%
AAC Technologies Holdings, Inc.	762,000	2,211,391
Belle International Holdings Ltd.	2,033,000	3,735,971
China Mobile Ltd., ADR	39,705	2,307,655
CNOOC Ltd.	3,601,000	7,223,807
CNOOC Ltd., ADR	7,613	1,524,884
ENN Energy Holdings Ltd.	838,000	3,196,672
Hengan International Group Co., Ltd.	438,500	4,146,675
Lenovo Group Ltd. (a)	3,820,000	2,634,292
PetroChina Co., Ltd., Class H	2,438,000	3,044,154
Ping An Insurance Group Co., Class H	199,500	1,553,403
Tencent Holdings Ltd.	115,700	3,435,068
Zhuzhou CSR Times Electric Co., Ltd., Class H (a)	758,000	1,793,696
Total		36,807,668
COLOMBIA 0.8%
BanColombia SA, ADR	50,740	3,137,762
CZECH REPUBLIC 0.6%
Telefonica Czech Republic AS	120,820	2,283,826
HONG KONG 3.7%
AIA Group Ltd.	638,600	2,231,148
China Mobile Ltd.	882,500	10,297,918

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Samsonite International SA	1,146,600	$1,940,329
Total		14,469,395
INDIA 5.3%
Bajaj Auto Ltd.	126,315	3,627,015
ICICI Bank Ltd.	345,688	5,948,842
Infosys Ltd.	101,552	4,043,390
Infosys Ltd., ADR	33,933	1,343,068
ITC Ltd.	1,160,857	5,373,571
Total		20,335,886
INDONESIA 3.2%
PT Astra International Tbk	3,394,500	2,495,638
PT Bank Mandiri Persero Tbk	4,950,345	4,308,981
PT Jasa Marga Persero Tbk	3,248,000	1,947,861
PT Semen Gresik Persero Tbk	2,627,500	3,578,734
Total		12,331,214
ISRAEL 1.6%
Israel Chemicals Ltd.	348,858	4,128,938
Teva Pharmaceutical Industries Ltd., ADR	47,562	1,944,810
Total		6,073,748
MALAYSIA 3.3%
AirAsia Bhd	3,434,800	4,096,389
Axiata Group Bhd	1,127,400	2,107,436
Telekom Malaysia Bhd	2,668,500	4,805,983
Tenaga Nasional Bhd	891,000	1,919,119
Total		12,928,927
MEXICO 4.8%
Alfa SAB de CV, Class A	185,800	2,969,363
Fomento Economico Mexicano SAB de CV, ADR	62,735	5,358,824
Genomma Lab Internacional SA de CV, Class B (a)(b)	2,149,300	4,342,722
Grupo Modelo SAB de CV, Class C (a)	431,300	3,901,597
Wal-Mart de Mexico SAB de CV, Class V (a)	759,100	2,141,132
Total		18,713,638
NETHERLANDS 0.6%
VimpelCom Ltd., ADR	262,483	2,202,232
PERU 1.2%
Credicorp Ltd.	38,525	4,466,588

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES 1.9%
Ayala Corp.	405,202	$4,209,984
BDO Unibank, Inc.	2,153,963	3,315,130
Total		7,525,114
RUSSIAN FEDERATION 6.0%
Magnit OJSC, GDR (c)	163,350	5,270,564
Mobile Telesystems OJSC, ADR	202,127	3,830,307
NovaTek OAO, GDR (c)	48,997	5,502,019
Polymetal International PLC	199,218	2,712,863
Rosneft OAO	192,894	1,154,771
Sberbank of Russia	1,720,308	4,819,596
Total		23,290,120
SINGAPORE 1.6%
Fraser and Neave Ltd.	279,000	1,830,897
Keppel Corp., Ltd.	469,000	4,197,541
Total		6,028,438
SOUTH AFRICA 6.6%
Gold Fields Ltd., ADR	207,299	2,674,157
Harmony Gold Mining Co., Ltd.	39,394	388,421
Harmony Gold Mining Co., Ltd., ADR	398,939	3,917,581
Kumba Iron Ore Ltd. (a)	39,370	2,443,316
Life Healthcare Group Holdings Ltd.	1,700,702	6,891,349
Naspers Ltd., Class N	78,621	4,264,995
Shoprite Holdings Ltd.	257,584	5,051,234
Total		25,631,053
SOUTH KOREA 15.2%
Hana Financial Group, Inc.	92,841	2,940,336
Hyundai Department Store Co., Ltd.	26,466	2,968,592
Hyundai Mobis	23,257	6,109,833
Hyundai Motor Co.	36,051	7,489,410
LG Chem Ltd.	13,604	3,733,012
NHN Corp.	13,730	3,327,447
Samsung Electronics Co., Ltd.	20,413	23,465,179
Samsung Engineering Co., Ltd.	15,951	2,553,514
Samsung Heavy Industries Co., Ltd.	112,040	3,831,131
SK Telecom Co., Ltd., ADR	158,498	2,198,367
Total		58,616,821
TAIWAN 9.1%
Advanced Semiconductor Engineering, Inc.	2,806,000	2,156,953
Chinatrust Financial Holding Co., Ltd.	3,390,000	2,011,643
Delta Electronics, Inc.	537,000	1,801,972

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Far EasTone Telecommunications Co., Ltd.	1,979,000	$4,962,762
Formosa Plastics Corp.	1,228,000	3,374,664
Hon Hai Precision Industry Co., Ltd.	2,299,915	6,407,696
President Chain Store Corp.	579,000	3,013,515
Taiwan Semiconductor Manufacturing Co., Ltd.	1,965,858	5,321,171
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	431,067	6,022,006
Total		35,072,382
THAILAND 3.7%
Bangkok Bank PCL, NVDR	588,775	3,647,165
PTT PCL, Foreign Registered Shares	344,000	3,543,932
Siam Commercial Bank PCL, Foreign Registered Shares	757,800	3,839,101
Total Access Communication PCL, Foreign Registered Shares	399,917	1,041,053
Total Access Communication PCL, NVDR	841,683	2,191,047
Total		14,262,298
TURKEY 3.0%
Enka Insaat ve Sanayi AS	194,940	562,973
Tav Havalimanlari Holding AS (b)	505,674	2,761,329
Turkiye Garanti Bankasi AS	1,546,865	6,012,988
Turkiye Halk Bankasi AS	256,418	2,193,134
Total		11,530,424
Total Common Stocks (Cost: $326,113,083)		$364,855,341

Preferred Stocks 3.4%
BRAZIL 2.0%
Alpargatas SA	449,460	2,645,173
Companhia de Bebidas das Americas	27,667	1,065,933
Petroleo Brasileiro SA	432,500	4,115,630
Total		7,826,736
RUSSIAN FEDERATION 1.4%
Surgutneftegas OAO (b)	9,309,423	5,396,765
Total Preferred Stocks (Cost: $16,077,735)		$13,223,501

		Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.153% (d)(e)		1,155,384	$1,155,384
Total Money Market Funds (Cost: $1,155,384)			$1,155,384

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.3%
Repurchase Agreements 3.3%
Citibank NA dated 07/31/12, matures 08/01/12, repurchase price $2,000,010 (f)
	0.180%	2,000,000	$2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Credit Suisse Securities (USA) LLC dated 07/31/12, matures 08/01/12, repurchase price $9,858,045 (f)
	0.160%	$9,858,001	$9,858,001
Pershing LLC dated 07/31/12, matures 08/01/12, repurchase price $1,000,009 (f)
	0.320%	1,000,000	1,000,000
Total			12,858,001
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,858,001)			$12,858,001
Total Investments
(Cost: $356,204,203) (g)			$392,092,227(h)
Other Assets & Liabilities, Net			(5,504,869)
Net Assets			$386,587,358

Notes to Portfolio of Investments
(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $10,772,583 or 2.78% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,910,442	152,393,587	(158,148,645)	—	1,155,384	5,758	1,155,384

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.180%)

Security Description	Value ($)
Fannie Mae REMICS	893,483
Fannie Mae-Aces	173,171
Freddie Mac REMICS	823,899
Government National Mortgage Association	149,447
Total Market Value of Collateral Securities	2,040,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value ($)
Fannie Mae Interest Strip	4,177,067
Federal Home Loan Mortgage Corp	2,669,574
Freddie Mac Coupon Strips	1,864,161
Freddie Mac Strips	1,344,371
Total Market Value of Collateral Securities	10,055,173

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae Pool	196,523
Fannie Mae REMICS	128,217
Federal Farm Credit Banks	46,983
Federal Home Loan Banks	15,239
Freddie Mac Gold Pool	108,314
Freddie Mac Non Gold Pool	79,305
Freddie Mac REMICS	65,188
Ginnie Mae I Pool	58,057
Ginnie Mae II Pool	228,067
Government National Mortgage Association	47,057
United States Treasury Note/Bond	47,050
Total Market Value of Collateral Securities	1,020,000

(g)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $356,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$50,427,000
Unrealized Depreciation	(14,539,000)
Net Unrealized Appreciation	$35,888,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,151,035	32,631,783	—	36,782,818
Consumer Staples	17,392,761	22,855,559	—	40,248,320
Energy	9,947,057	20,468,683	—	30,415,740
Financials	23,177,128	49,071,082	—	72,248,210
Health Care	6,287,532	9,125,910	—	15,413,442
Industrials	7,826,325	23,575,330	—	31,401,655
Information Technology	11,692,148	54,804,559	—	66,496,707
Materials	6,591,738	20,359,948	—	26,951,686
Telecommunication Services	12,090,947	27,690,026	—	39,780,973
Utilities	—	5,115,790	—	5,115,790
Preferred Stocks
Consumer Discretionary	2,645,173	—	—	2,645,173
Consumer Staples	1,065,933	—	—	1,065,933
Energy	4,115,630	5,396,765	—	9,512,395
Total Equity Securities	106,983,407	271,095,435	—	378,078,842

Other
Money Market Funds	1,155,384	—	—	1,155,384
Investments of Cash Collateral Received for Securities on Loan	—	12,858,001	—	12,858,001
Total Other	1,155,384	12,858,001	—	14,013,385
Investments in Securities	108,138,791	283,953,436	—	392,092,227

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, July 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$1,619,963	$—	$—	$1,619,963

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia European Equity Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
BELGIUM 1.3%
Anheuser-Busch InBev NV	47,380	$3,748,850
DENMARK 3.1%
Novo Nordisk A/S, Class B	56,967	8,783,612
FINLAND 0.8%
KONE OYJ, Class B	34,958	2,165,068
FRANCE 11.4%
Air Liquide SA (a)	38,214	4,273,708
AtoS	33,833	1,899,981
BNP Paribas SA	151,162	5,583,877
Edenred	73,282	1,931,051
Eutelsat Communications SA	80,187	2,420,982
Iliad SA	20,636	2,841,755
LVMH Moet Hennessy Louis Vuitton SA	18,581	2,795,151
Publicis Groupe SA	84,433	4,156,504
Rexel SA	4,225	70,607
Safran SA	81,789	2,767,711
Schneider Electric SA	58,247	3,284,117
Total		32,025,444
GERMANY 17.8%
Allianz SE, Registered Shares	57,210	5,675,709
BASF SE	82,040	5,989,295
Bayerische Motoren Werke AG	38,453	2,861,800
Brenntag AG	32,892	3,602,540
Continental AG	15,646	1,414,663
Deutsche Boerse AG	59,213	2,945,755
E.ON AG	133,856	2,848,720
Fresenius Medical Care AG & Co. KGaA	99,519	7,194,019
Hugo Boss AG	25,521	2,565,760
Kabel Deutschland Holding AG (b)	83,005	5,193,838
Lanxess AG	45,298	3,140,542
Linde AG	13,134	1,953,425
SAP AG	69,521	4,412,003
Total		49,798,069
ITALY 1.7%
Intesa Sanpaolo SpA	1,381,499	1,746,301
Saipem SpA	64,486	2,963,676
Total		4,709,977
NETHERLANDS 4.2%
ASML Holding NV	57,830	3,340,096

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
European Aeronautic Defence and Space Co. NV	108,569	$3,895,873
ING Groep NV-CVA (b)	697,109	4,585,851
Total		11,821,820
NORWAY 1.5%
Subsea 7 SA	88,819	1,856,395
TGS Nopec Geophysical Co., ASA	79,004	2,309,099
Total		4,165,494
PORTUGAL 0.9%
Galp Energia SGPS SA	180,756	2,444,899
SPAIN 2.4%
Amadeus IT Holding SA, Class A (a)	170,938	3,691,009
Inditex SA	29,986	3,086,153
Total		6,777,162
SWEDEN 3.8%
Atlas Copco AB, Class A	92,048	2,061,166
Elekta AB, Class B	41,335	1,918,834
Getinge AB, Series CPO	97,185	2,778,712
Swedish Match AB	90,156	3,794,019
Total		10,552,731
SWITZERLAND 12.3%
Logitech International SA (a)(b)	160,901	1,424,386
Nestlé SA, Registered Shares	211,472	12,992,041
Novartis AG, Registered Shares	123,009	7,222,972
SGS SA, Registered Shares	1,491	2,978,558
Sika AG	1,178	2,197,263
Swatch Group AG (The), Registered Shares	47,871	3,335,212
Syngenta AG	6,266	2,136,594
UBS AG, Registered Shares	215,252	2,264,455
Total		34,551,481
UNITED KINGDOM 36.8%
Aggreko PLC	83,980	2,680,545
BG Group PLC	479,562	9,440,319
British American Tobacco PLC	89,025	4,728,522
Centrica PLC	1,128,082	5,599,265
Diageo PLC	325,819	8,709,061
Experian PLC	269,113	3,990,442
GlaxoSmithKline PLC	314,986	7,247,754
HSBC Holdings PLC	824,168	6,885,193
IMI PLC	242,566	3,115,873

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Johnson Matthey PLC	87,195	$2,972,514
Legal & General Group PLC	1,503,030	2,991,841
Persimmon PLC	288,628	2,777,663
Prudential PLC	297,105	3,535,501
Rio Tinto PLC	93,258	4,294,708
Shire PLC	187,580	5,410,779
Smith & Nephew PLC	311,002	3,183,124
Standard Chartered PLC	219,408	5,022,722
Tullow Oil PLC	238,237	4,795,185
Unilever PLC	170,170	6,101,692
Vodafone Group PLC	1,978,869	5,663,395
Wolseley PLC	107,461	3,865,000
Total		103,011,098
Total Common Stocks (Cost: $270,645,569)		$274,555,705

Preferred Stocks 2.2%
GERMANY 2.2%
Henkel AG & Co. KGaA	41,159	$2,954,770
Volkswagen AG	18,013	3,065,312
Total		6,020,082
Total Preferred Stocks (Cost: $5,564,043)		$6,020,082

		Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.153% (c)(d)		771,535	$771,535
Total Money Market Funds (Cost: $771,535)			$771,535

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.6%
Repurchase Agreements 2.6%
Royal Bank of Canada dated 07/31/12, matures 08/01/12, repurchase price $7,383,904 (e)
	0.190%	7,383,865	$7,383,865
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,383,865)			$7,383,865
Total Investments
(Cost: $284,365,012) (f)			$288,731,187(g)
Other Assets & Liabilities, Net			(8,569,970)
Net Assets			$280,161,217

Notes to Portfolio of Investments
(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	12,138,122	177,060,882	(188,427,469)	—	771,535	—	6,131	771,535

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Royal Bank of Canada (0.190%)

Security Description	Value ($)
Fannie Mae Pool	7,531,543
Total Market Value of Collateral Securities	7,531,543

(f)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $284,365,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,397,000
Unrealized Depreciation	(11,031,000)
Net Unrealized Appreciation	$4,366,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	30,607,726	—	30,607,726
Consumer Staples	—	40,074,185	—	40,074,185
Energy	—	23,809,574	—	23,809,574
Financials	—	41,237,205	—	41,237,205
Health Care	—	43,739,805	—	43,739,805
Industrials	—	36,408,550	—	36,408,550
Information Technology	—	14,767,475	—	14,767,475
Materials	—	26,958,049	—	26,958,049
Telecommunication Services	—	8,505,150	—	8,505,150
Utilities	—	8,447,986	—	8,447,986
Preferred Stocks
Consumer Discretionary	3,065,312	—	—	3,065,312
Consumer Staples	—	2,954,770	—	2,954,770
Total Equity Securities	3,065,312	277,510,475	—	280,575,787

Other
Money Market Funds	771,535	—	—	771,535
Investments of Cash Collateral Received for Securities on Loan	—	7,383,865	—	7,383,865
Total Other	771,535	7,383,865	—	8,155,400
Total	3,836,847	284,894,340	—	288,731,187

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, July 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$4,920,949	$—	$—	$4,920,949

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Frontier Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 17.3%
Diversified Consumer Services 1.4%
Coinstar, Inc. (a)(b)	20,475	$972,358
Hotels, Restaurants & Leisure 3.1%
Domino’s Pizza, Inc.	28,158	961,314
Life Time Fitness, Inc. (a)(b)	15,582	707,578
Six Flags Entertainment Corp.	8,724	502,590
Total		2,171,482
Household Durables 0.9%
Harman International Industries, Inc.	11,210	452,323
Skullcandy, Inc. (a)	14,885	214,493
Total		666,816
Internet & Catalog Retail 0.5%
Kayak Software Corp. (a)(b)	10,162	341,037
Leisure Equipment & Products 1.6%
Arctic Cat, Inc. (a)	16,391	721,204
Polaris Industries, Inc.	5,028	377,904
Total		1,099,108
Media 0.8%
National CineMedia, Inc. (b)	40,175	568,075
Specialty Retail 6.4%
Asbury Automotive Group, Inc. (a)(b)	21,724	568,300
Cabela’s, Inc. (a)	13,685	628,689
GNC Holdings, Inc., Class A	26,244	1,011,182
Lumber Liquidators Holdings, Inc. (a)(b)	16,273	688,185
Pier 1 Imports, Inc.	32,998	544,137
Rent-A-Center, Inc.	17,913	636,986
Vitamin Shoppe, Inc. (a)	8,347	458,417
Total		4,535,896
Textiles, Apparel & Luxury Goods 2.6%
Fifth & Pacific Companies, Inc. (a)	40,660	450,513
Gildan Activewear, Inc.	35,194	990,359
Tumi Holdings, Inc. (a)(b)	22,380	403,959
Total		1,844,831
TOTAL CONSUMER DISCRETIONARY		12,199,603
CONSUMER STAPLES 5.6%
Food & Staples Retailing 3.8%
Casey’s General Stores, Inc.	27,413	1,629,155
Fresh Market, Inc. (The) (a)(b)	10,028	590,549

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Harris Teeter Supermarkets, Inc.	11,834	$489,217
Total		2,708,921
Food Products 0.6%
Post Holdings, Inc. (a)	12,974	384,031
Personal Products 1.2%
Elizabeth Arden, Inc. (a)	22,022	859,078
TOTAL CONSUMER STAPLES		3,952,030
ENERGY 5.7%
Energy Equipment & Services 1.1%
Superior Energy Services, Inc. (a)	35,061	759,772
Oil, Gas & Consumable Fuels 4.6%
Energy XXI Bermuda Ltd. (b)	29,141	908,616
Golar LNG Ltd.	10,062	388,997
Kodiak Oil & Gas Corp. (a)(b)	32,584	272,076
Oasis Petroleum, Inc. (a)(b)	28,760	752,937
Resolute Energy Corp. (a)(b)	40,321	349,583
Teekay Tankers Ltd., Class A	66,024	256,833
Western Refining, Inc. (b)	13,767	323,938
Total		3,252,980
TOTAL ENERGY		4,012,752
FINANCIALS 7.5%
Commercial Banks 1.2%
Signature Bank (a)	13,063	842,563
Consumer Finance 0.9%
DFC Global Corp. (a)	30,581	586,238
Insurance 0.6%
Arthur J Gallagher & Co.	12,100	429,308
Real Estate Investment Trusts (REITs) 4.1%
DiamondRock Hospitality Co.	61,175	578,715
Home Properties, Inc.	13,432	881,274
Omega Healthcare Investors, Inc. (b)	26,833	650,432
Redwood Trust, Inc.	28,960	373,294
Summit Hotel Properties, Inc. (b)	51,374	426,404
Total		2,910,119

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 0.7%
Zillow, Inc., Class A (a)(b)	13,589	$511,762
TOTAL FINANCIALS		5,279,990
HEALTH CARE 21.5%
Biotechnology 6.6%
Alkermes PLC (a)(b)	44,611	829,318
Amarin Corp. PLC, ADR (a)(b)	41,810	489,595
Ariad Pharmaceuticals, Inc. (a)	17,706	338,716
Dynavax Technologies Corp. (a)	66,173	255,428
Exact Sciences Corp. (a)	34,486	353,481
Idenix Pharmaceuticals, Inc. (a)(b)	61,454	622,529
Ironwood Pharmaceuticals, Inc. (a)(b)	24,293	312,651
Onyx Pharmaceuticals, Inc. (a)	8,927	669,257
Rigel Pharmaceuticals, Inc. (a)	45,185	494,324
TESARO, Inc. (a)	20,349	269,828
Total		4,635,127
Health Care Equipment & Supplies 4.4%
Align Technology, Inc. (a)(b)	23,581	800,811
Insulet Corp. (a)(b)	38,857	760,043
Masimo Corp. (a)	24,704	553,370
NxStage Medical, Inc. (a)(b)	30,823	463,886
Volcano Corp. (a)	20,980	554,921
Total		3,133,031
Health Care Providers & Services 6.0%
Brookdale Senior Living, Inc. (a)	67,522	1,111,412
Catamaran Corp. (a)	4,550	384,520
Centene Corp. (a)	11,450	435,558
HMS Holdings Corp. (a)	39,619	1,363,290
IPC The Hospitalist Co., Inc. (a)(b)	21,361	918,523
Total		4,213,303
Health Care Technology 0.6%
athenahealth, Inc. (a)(b)	4,385	401,228
Life Sciences Tools & Services 0.9%
ICON PLC, ADR (a)	25,238	608,993
Pharmaceuticals 3.0%
Akorn, Inc. (a)(b)	22,330	305,251
Impax Laboratories, Inc. (a)	33,989	755,236
MAP Pharmaceuticals, Inc. (a)(b)	33,374	470,907

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Salix Pharmaceuticals Ltd. (a)(b)	13,965	$625,911
Total		2,157,305
TOTAL HEALTH CARE		15,148,987
INDUSTRIALS 17.2%
Aerospace & Defense 2.5%
Hexcel Corp. (a)(b)	56,856	1,324,176
LMI Aerospace, Inc. (a)	26,261	473,486
Total		1,797,662
Airlines 0.6%
Alaska Air Group, Inc. (a)	12,440	433,534
Building Products 1.0%
USG Corp. (a)(b)	44,205	717,889
Commercial Services & Supplies 2.4%
Clean Harbors, Inc. (a)	7,451	451,084
Portfolio Recovery Associates, Inc. (a)	9,223	781,004
Tetra Tech, Inc. (a)	17,185	441,826
Total		1,673,914
Electrical Equipment 0.6%
Regal-Beloit Corp.	6,399	411,904
Machinery 3.5%
Chart Industries, Inc. (a)	6,696	434,302
Lindsay Corp.	8,328	590,455
Proto Labs, Inc. (a)(b)	5,018	189,831
Trinity Industries, Inc.	17,571	491,988
Woodward, Inc. (b)	23,017	772,681
Total		2,479,257
Marine 0.6%
Costamare, Inc.	34,108	444,427
Professional Services 1.2%
Acacia Research Corp. (a)	14,802	419,044
Advisory Board Co. (The) (a)	9,232	415,348
Total		834,392
Road & Rail 2.6%
Avis Budget Group, Inc. (a)	23,241	333,973
Knight Transportation, Inc. (b)	18,853	289,017
Landstar System, Inc.	11,920	588,967

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Roadrunner Transportation Systems, Inc. (a)	33,918	$592,547
Total		1,804,504
Trading Companies & Distributors 2.2%
TAL International Group, Inc. (b)	19,936	680,815
United Rentals, Inc. (a)	18,021	520,987
Watsco, Inc.	5,300	360,082
Total		1,561,884
TOTAL INDUSTRIALS		12,159,367
INFORMATION TECHNOLOGY 20.9%
Electronic Equipment, Instruments & Components 1.3%
Cognex Corp.	13,135	443,963
FEI Co.	10,429	497,567
Total		941,530
Internet Software & Services 5.0%
Angie’s List, Inc. (a)(b)	12,199	158,587
Bankrate, Inc. (a)(b)	26,528	423,122
Cornerstone OnDemand, Inc. (a)	863	20,522
CoStar Group, Inc. (a)	5,423	447,560
DealerTrack Holdings, Inc. (a)	25,598	746,694
IAC/InterActiveCorp.	16,640	875,430
Liquidity Services, Inc. (a)(b)	7,870	359,816
Stamps.com, Inc. (a)	25,352	536,195
Total		3,567,926
IT Services 0.7%
Wright Express Corp. (a)(b)	7,377	474,931
Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc. (a)	6,075	223,378
Entegris, Inc. (a)	17,630	141,921
Kulicke & Soffa Industries, Inc. (a)	27,966	309,584
Power Integrations, Inc.	5,965	210,207
Semtech Corp. (a)	30,723	733,972
Silicon Laboratories, Inc. (a)	8,903	328,966
Total		1,948,028
Software 11.1%
ACI Worldwide, Inc. (a)(b)	13,244	582,868
Aspen Technology, Inc. (a)	58,668	1,371,658
CommVault Systems, Inc. (a)	19,197	931,439
Concur Technologies, Inc. (a)(b)	6,597	445,561
Fortinet, Inc. (a)	39,282	943,161
Guidewire Software, Inc. (a)(b)	17,703	454,259

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Infoblox, Inc. (a)	15,773	$331,391
Informatica Corp. (a)	12,190	359,727
Kenexa Corp. (a)	18,075	430,366
Monitise PLC (a)	618,028	259,201
Parametric Technology Corp. (a)	13,382	288,248
Pegasystems, Inc. (b)	11,330	314,747
Proofpoint, Inc. (a)	31,389	433,796
QLIK Technologies, Inc. (a)	14,136	282,720
TIBCO Software, Inc. (a)	13,265	372,614
Total		7,801,756
TOTAL INFORMATION TECHNOLOGY		14,734,171
UTILITIES 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	12,768	472,927
TOTAL UTILITIES		472,927
Total Common Stocks (Cost: $67,781,578)		$67,959,827

Rights —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
CVR Energy, Inc. (a) (c)(d)(e)	11,473	$—
TOTAL ENERGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.153% (f)(g)	3,222,648	$3,222,648
Total Money Market Funds (Cost: $3,222,648)		$3,222,648

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.9%
Repurchase Agreements 19.9%
Citigroup Global Markets, Inc. dated 07/31/12, matures 08/01/12, repurchase price 5,000,026 (h)
	0.190%	5,000,000	$5,000,000
Nomura Securities dated 07/31/12, matures 08/01/12, repurchase price 3,000,017 (h)
	0.200%	3,000,000	3,000,000
Pershing LLC dated 07/31/12, matures 08/01/12, repurchase price $1,000,009 (h)
	0.320%	1,000,000	1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 07/31/12, matures 08/01/12, repurchase price $5,027,825 (h)
	0.190%	$5,027,799	$5,027,799
Total			14,027,799
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $14,027,799)			$14,027,799
Total Investments
(Cost: $85,032,025) (i)			$85,210,274(j)
Other Assets & Liabilities, Net			(14,706,246)
Net Assets			$70,504,028

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At July 31, 2012, security was partially or fully on loan.
(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2012, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $0, representing less than 0.01% of net assets.  Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
CVR Energy, Inc.	05-07-12	—

(f)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,718,112	24,559,299	(24,054,763)	—	3,222,648	—	3,633	3,222,648

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	515,000
Fannie Mae REMICS	1,581,577
Fannie Mae-Aces	120,140
Freddie Mac Gold Pool	259,993
Freddie Mac Non Gold Pool	43,467
Freddie Mac REMICS	1,271,188
Ginnie Mae I Pool	61,871
Ginnie Mae II Pool	254,961
Government National Mortgage Association	991,803
Total Market Value of Collateral Securities	5,100,000

Nomura Securities (0.200%)

Security Description	Value ($)
Ginnie Mae I Pool	2,069,903
Ginnie Mae II Pool	990,097
Total Market Value of Collateral Securities	3,060,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae Pool	196,523
Fannie Mae REMICS	128,217
Federal Farm Credit Banks	46,983
Federal Home Loan Banks	15,239
Freddie Mac Gold Pool	108,314
Freddie Mac Non Gold Pool	79,305
Freddie Mac REMICS	65,188
Ginnie Mae I Pool	58,057
Ginnie Mae II Pool	228,067
Government National Mortgage Association	47,057
United States Treasury Note/Bond	47,050
Total Market Value of Collateral Securities	1,020,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	3,947,281
Freddie Mac Gold Pool	1,181,073
Total Market Value of Collateral Securities	5,128,354

(i)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $85,032,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,953,000
Unrealized Depreciation	(3,775,000)
Net Unrealized Appreciation	$178,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility  statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable  inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendation of third party pricing vendors and a determination of  appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	12,199,603	—	—	12,199,603
Consumer Staples	3,952,030	—	—	3,952,030
Energy	4,012,752	—	—	4,012,752
Financials	5,279,990	—	—	5,279,990
Health Care	15,148,987	—	—	15,148,987
Industrials	12,159,367	—	—	12,159,367
Information Technology	14,474,970	259,201	—	14,734,171
Utilities	472,927	—	—	472,927
Total Equity Securities	67,700,626	259,201	—	67,959,827

Other
Money Market Funds	3,222,648	—	—	3,222,648
Investments of Cash Collateral Received for Securities on Loan	—	14,027,799	—	14,027,799
Total Other	3,222,648	14,027,799	—	17,250,447
Total	70,923,274	14,287,000	—	85,210,274

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 21.9%
AUSTRALIA 0.6%
FMG Resources Aug. 2006 Proprietary Ltd. (b)
11/01/19	8.250%		$40,000	$42,850
FMG Resources Aug. 2006 Proprietary Ltd. (b)(c)
Senior Unsecured
04/01/22	6.875%	26,000		25,935
Westpac Banking Corp. Senior Unsecured
09/24/12	7.250%	AUD	300,000	316,823
Woodside Finance Ltd. (b)
05/10/21	4.600%	1,105,000		1,205,646
Total				1,591,254
BERMUDA 0.1%
Bacardi Ltd. (b)
04/01/14	7.450%	245,000		269,943
CANADA 0.8%
Cascades, Inc.
12/15/17	7.750%	54,000		55,890
Inmet Mining Corp. Senior Notes (b)
06/01/20	8.750%	36,000		35,460
MEG Energy Corp. (b)
01/30/23	6.375%	35,000		35,831
Petro-Canada Senior Unsecured
05/15/18	6.050%	805,000		969,161
Royal Bank of Canada Senior Unsecured
01/18/13	3.250%	EUR	480,000	598,134
Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	350,000	482,971
Videotron Ltee
07/15/22	5.000%	16,000		16,720
Total				2,194,167
FRANCE 0.2%
France Telecom SA Senior Unsecured
02/21/17	4.750%	EUR	205,000	289,557
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	110,000	150,862
Total				440,419
GERMANY 0.2%
E.ON International Finance BV
10/02/17	5.500%	EUR	275,000	408,546

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
IRELAND —%
Ardagh Packaging Finance PLC Senior Secured (b)
10/15/17	7.375%		$24,000	$25,740
ITALY —%
Wind Acquisition Finance SA (b)
Secured
07/15/17	11.750%	1,000		830
Senior Secured
02/15/18	7.250%	17,000		15,087
Total				15,917
LUXEMBOURG 0.4%
ArcelorMittal
Senior Unsecured
02/25/22	6.250%	285,000		286,207
ArcelorMittal (c)
Senior Unsecured
03/01/21	5.500%	430,000		415,445
Calcipar SA Senior Secured (b)
05/01/18	6.875%	75,000		73,687
Intelsat Jackson Holdings SA (b)
10/15/20	7.250%	212,000		225,250
Total				1,000,589
NETHERLANDS 1.2%
Allianz Finance II BV
11/23/16	4.000%	EUR	400,000	546,764
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	300,000	328,669
Deutsche Telekom International Finance BV
09/26/12	7.125%	GBP	405,000	640,355
01/19/15	4.000%	EUR	275,000	363,100
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	505,000	681,110
LyondellBasell Industries NV Senior Unsecured
11/15/21	6.000%	277,000		318,550
NXP BV/Funding LLC Senior Secured (b)
08/01/18	9.750%	26,000		30,030

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
NETHERLANDS (CONTINUED)
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%	$115,000		$123,050
Total				3,031,628
SUPRA-NATIONAL 0.2%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	425,000	464,116
UNITED KINGDOM 0.1%
Ineos Finance PLC Senior Secured (b)
05/15/15	9.000%		74,000	78,255
SABMiller PLC Senior Unsecured (b)
07/15/18	6.500%		225,000	281,196
Total				359,451
UNITED STATES 18.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%		70,000	70,700
AES Corp. (The) Senior Unsecured (b)
07/01/21	7.375%		68,000	77,775
AMC Entertainment, Inc.
06/01/19	8.750%		28,000	30,380
AMC Networks, Inc.
07/15/21	7.750%		60,000	68,025
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%		59,000	69,177
ARAMARK Holdings Corp. Senior Unsecured PIK (b)
05/01/16	8.625%		53,000	54,193
Actuant Corp. (b)
06/15/22	5.625%		36,000	36,990
Alliance Data Systems Corp. (b)(c)
04/01/20	6.375%		31,000	31,930
Ally Financial, Inc.
02/15/17	5.500%		27,000	28,128
03/15/20	8.000%		54,000	64,192
09/15/20	7.500%		111,000	129,454
Alpha Natural Resources, Inc.
06/01/21	6.250%		1,000	860
Alpha Natural Resources, Inc. (c)
06/01/19	6.000%		19,000	16,483

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Amkor Technology, Inc. Senior Unsecured (c)
06/01/21	6.625%	$164,000	$162,770
Anixter, Inc.
05/01/19	5.625%	18,000	18,675
Antero Resources Finance Corp.
12/01/17	9.375%	5,000	5,525
08/01/19	7.250%	19,000	20,188
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	135,000	154,233
Arch Coal, Inc. (c)
06/15/21	7.250%	26,000	22,490
Ashtead Capital, Inc. (b)
07/15/22	6.500%	9,000	9,338
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	192,000	204,480
AutoNation, Inc.
02/01/20	5.500%	19,000	19,926
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	97,000	108,519
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	64,000	66,880
Ball Corp.
09/15/20	6.750%	94,000	104,105
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	1,000,000	1,077,959
Biomet, Inc. Senior Unsecured (b)(d)
08/01/20	6.500%	36,000	37,080
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	159,000	165,757
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	76,000	83,030
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (b)
05/01/17	7.750%	65,000	70,444
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	41,000	44,588
CHS/Community Health Systems, Inc.
11/15/19	8.000%	30,000	32,475
07/15/20	7.125%	15,000	15,713
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	65,000	68,408

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	$115,000	$127,075
Senior Unsecured
02/15/19	5.500%	43,000	44,935
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	320,000	356,290
CNH Capital LLC (b)
11/01/16	6.250%	109,000	117,447
CONSOL Energy, Inc.
04/01/20	8.250%	51,000	54,188
03/01/21	6.375%	70,000	68,250
CSC Holdings LLC Senior Unsecured (b)
11/15/21	6.750%	89,000	97,010
CSX Corp. Senior Unsecured
03/15/18	6.250%	1,400,000	1,702,372
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	95,000	105,450
Cardtronics, Inc.
09/01/18	8.250%	190,000	211,375
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	100,000	109,667
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	51,000	55,208
Case New Holland, Inc.
12/01/17	7.875%	65,000	76,212
Celanese U.S. Holdings LLC
06/15/21	5.875%	69,000	74,692
Chaparral Energy, Inc. (b)
11/15/22	7.625%	22,000	22,880
Chesapeake Energy Corp. (c)
08/15/20	6.625%	97,000	96,272
Chester Downs & Marina LLC Senior Secured (b)(c)
02/01/20	9.250%	55,000	56,788
Choice Hotels International, Inc.
07/01/22	5.750%	14,000	14,910
Chrysler Group LLC/Co-Issuer, Inc. (c)
Secured
06/15/19	8.000%	24,000	24,960
06/15/21	8.250%	26,000	27,073
Cimarex Energy Co.
05/01/22	5.875%	74,000	79,180

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	$195,000	$260,989
Clean Harbors, Inc. (b)
08/01/20	5.250%		33,000	34,031
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		750,000	1,000,718
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		1,920,000	2,225,332
Columbus McKinnon Corp.
02/01/19	7.875%		55,000	58,300
Comcast Corp.
08/15/37	6.950%		370,000	508,089
CommScope, Inc. (b)
01/15/19	8.250%		5,000	5,231
Comstock Resources, Inc.
06/15/20	9.500%		87,000	91,132
Concho Resources, Inc.
01/15/21	7.000%		109,000	119,627
Continental Resources, Inc.
10/01/20	7.375%		10,000	11,300
04/01/21	7.125%		29,000	32,625
Continental Resources, Inc. (b)
09/15/22	5.000%		82,000	85,280
Cott Beverages, Inc.
09/01/18	8.125%		34,000	37,315
Crown Americas LLC/Capital Corp. III (c)
02/01/21	6.250%		100,000	110,500
DISH DBS Corp.
06/01/21	6.750%		105,000	114,844
DISH DBS Corp. (b)
07/15/22	5.875%		22,000	22,275
Delphi Corp.
05/15/21	6.125%		43,000	46,924
Delphi Corp. (c)
05/15/19	5.875%		64,000	68,240
Dollar General Corp.
07/15/17	4.125%		85,000	88,187
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%		455,000	563,035
EP Energy LLC/Finance, Inc. (b)
Senior Secured
05/01/19	6.875%		44,000	46,970
Senior Unsecured
05/01/20	9.375%		28,000	30,135
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%		855,000	1,081,041
El Paso LLC

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Senior Unsecured
09/15/20	6.500%	$238,000		$265,370
01/15/32	7.750%		10,000	11,712
Embarq Corp. Senior Unsecured
06/01/36	7.995%		1,200,000	1,312,114
Endo Health Solutions, Inc.
01/15/22	7.250%		24,000	26,580
Enterprise Products Operating LLC
02/15/42	5.700%		385,000	448,185
Equinix, Inc. Senior Unsecured
07/15/21	7.000%		120,000	133,500
First Data Corp. Senior Secured (b)
06/15/19	7.375%		93,000	97,185
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%		20,000	21,375
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%		16,000	17,860
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%		10,000	10,825
04/15/22	8.750%		27,000	28,890
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%		1,100,000	1,257,371
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/02/18	6.375%	EUR	350,000	493,157
06/15/20	6.000%		1,410,000	1,557,575
Graphic Packaging International, Inc.
10/01/18	7.875%		38,000	42,180
Greif, Inc. Senior Unsecured
02/01/17	6.750%		127,000	138,112
Grifols, Inc.
02/01/18	8.250%		151,000	165,345
HCA, Inc. Senior Secured
09/15/20	7.250%		130,000	145,275
Healthsouth Corp.
09/15/22	7.750%		63,000	68,512
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%		56,000	57,260
Hologic, Inc. (b)(d)
08/01/20	6.250%		13,000	13,748
Huntington Ingalls Industries, Inc. (c)
03/15/21	7.125%		77,000	82,679

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Huntsman International LLC (c)
03/15/21	8.625%	$53,000	$60,950
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	935,000	1,175,318
Interface, Inc.
12/01/18	7.625%	43,000	46,010
Interline Brands, Inc.
11/15/18	7.000%	129,000	137,062
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	23,000	23,915
12/15/20	8.250%	65,000	76,212
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	60,000	61,800
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	80,000	87,800
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	137,000	137,342
KB Home
09/15/22	7.500%	11,000	11,083
KB Home (c)
03/15/20	8.000%	13,000	13,618
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/41	5.625%	975,000	1,097,029
Kraft Foods Group, Inc. (b)
06/04/42	5.000%	245,000	276,342
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	55,000	59,125
Lamar Media Corp. (b)(c)
02/01/22	5.875%	63,000	66,465
Laredo Petroleum, Inc. (b)
05/01/22	7.375%	20,000	20,850
Lear Corp.
03/15/18	7.875%	89,000	97,900
Level 3 Financing, Inc.
04/01/19	9.375%	52,000	56,940
Libbey Glass, Inc. (b)
05/15/20	6.875%	27,000	28,553
Limited Brands, Inc.
04/01/21	6.625%	95,000	105,569
MGM Resorts International Senior Secured
03/15/20	9.000%	61,000	68,167

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Manitowoc Co., Inc. (The) (c)
11/01/20	8.500%	$30,000		$32,700
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%		395,000	480,436
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		113,000	118,509
Mead Products LLC/ACCO Brands Corp. (b)(c)
04/30/20	6.750%		27,000	29,025
Meritage Homes Corp. (b)
04/01/22	7.000%		22,000	22,880
MetroPCS Wireless, Inc.
11/15/20	6.625%		48,000	48,480
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	395,000	512,697
Mylan, Inc. (b)
11/15/18	6.000%		80,000	86,200
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%		97,000	104,517
National CineMedia LLC (b)
Senior Secured
04/15/22	6.000%		68,000	70,380
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (b)
03/15/22	5.875%		45,000	47,588
Nevada Power Co.
05/15/18	6.500%		365,000	452,085
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%		45,000	47,981
News America, Inc.
02/15/41	6.150%		840,000	1,071,087
Nextel Communications, Inc.
08/01/15	7.375%		120,000	120,900
NiSource Finance Corp.
09/15/17	5.250%		2,000,000	2,266,988
09/15/20	5.450%		270,000	310,200
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%		460,000	537,018
Oasis Petroleum, Inc.
01/15/23	6.875%		51,000	51,638
Omnicare, Inc.
06/01/20	7.750%		99,000	109,024
Oshkosh Corp.
03/01/17	8.250%		146,000	159,870
PSS World Medical, Inc. (b)
03/01/22	6.375%		11,000	11,495

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	$305,000	$337,107
Peabody Energy Corp. (b)
11/15/18	6.000%	150,000	150,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	43,000	47,569
Phillips 66 (b)
05/01/17	2.950%	85,000	89,158
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	62,000	66,805
Polypore International, Inc. (c)
11/15/17	7.500%	70,000	74,900
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	195,000	228,871
05/12/41	5.625%	50,000	54,575
QEP Resources, Inc. Senior Unsecured
10/01/22	5.375%	57,000	58,283
QVC, Inc. Senior Secured (b)
07/02/22	5.125%	7,000	7,295
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	164,000	166,050
Range Resources Corp.
05/15/19	8.000%	65,000	71,987
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	3,000	3,308
07/15/21	6.500%	94,000	100,110
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	83,000	91,507
SBA Telecommunications, Inc.
08/15/16	8.000%	29,000	30,856
08/15/19	8.250%	55,000	61,188
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	23,000	24,208
SM Energy Co. Senior Unsecured
11/15/21	6.500%	68,000	70,380
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	73,000	74,095
STHI Holding Corp. Secured (b)
03/15/18	8.000%	51,000	54,060
Sally Holdings LLC/Capital, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
06/01/22	5.750%	$3,000	$3,206
Sally Holdings LLC/Capital, Inc. (c)
11/15/19	6.875%	21,000	23,441
Sonic Automotive, Inc. (b)
07/15/22	7.000%	10,000	10,488
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,131,000	2,489,017
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	138,000	139,380
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	41,000	46,843
Spectrum Brands, Inc. (b)(c)
03/15/20	6.750%	18,000	18,810
Sprint Nextel Corp. (b)
11/15/18	9.000%	115,000	134,262
Sprint Nextel Corp. (b)(c)
03/01/20	7.000%	35,000	38,150
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	53,000	57,240
Tampa Electric Co.
Senior Unsecured
05/15/18	6.100%	620,000	758,269
06/15/42	4.100%	100,000	107,757
Taylor Morrison Communities, Inc./Monarch (b)
04/15/20	7.750%	93,000	98,812
Terex Corp.
04/01/20	6.500%	38,000	39,330
Time Warner Cable, Inc.
07/01/18	6.750%	1,000,000	1,257,389
Time Warner, Inc.
03/29/41	6.250%	250,000	314,357
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	1,600,000	2,057,094
Tomkins LLC/Inc. Secured
10/01/18	9.000%	52,000	57,785
TransDigm, Inc.
12/15/18	7.750%	24,000	26,760
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	3,255,000	3,763,590
UR Merger Sub Corp. (b)
05/15/20	7.375%	41,000	43,255
04/15/22	7.625%	103,000	109,180
Secured
07/15/18	5.750%	49,000	51,083

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	$220,000		$236,908
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		165,000	174,277
Universal Hospital Services, Inc. Senior Secured (b)(d)
08/15/20	7.625%		11,000	11,220
Univision Communications, Inc. Senior Secured (b)
05/15/19	6.875%		37,000	38,480
Vail Resorts, Inc.
05/01/19	6.500%		86,000	92,665
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%		1,235,000	1,586,546
Visteon Corp.
04/15/19	6.750%		93,000	90,442
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	330,000	451,655
Whiting Petroleum Corp.
10/01/18	6.500%		5,000	5,363
Windstream Corp.
03/15/19	7.000%		40,000	40,700
10/15/20	7.750%		45,000	47,925
Zayo Group LLC/Inc. Senior Secured (b)
01/01/20	8.125%		119,000	125,842
tw telecom holdings, inc.
03/01/18	8.000%		106,000	118,455
Total				46,658,070
Total Corporate Bonds & Notes (Cost: $51,249,937)				$56,459,840

Residential Mortgage-Backed Securities - Agency 6.8%
UNITED STATES 6.8%
Federal Home Loan Mortgage Corp. (e)
04/01/42- 05/01/42	3.500%		5,349,801	5,742,042
10/01/18	5.000%		218,091	237,456
09/01/17- 08/01/33	6.500%		164,637	184,511
Federal National Mortgage Association (e)
06/01/27	2.500%		2,626,476	2,737,499
08/01/18	4.500%		436,059	468,610
12/01/18- 06/01/33	5.000%		1,954,449	2,156,211

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
UNITED STATES (CONTINUED)
11/01/18- 06/01/33	5.500%	$1,157,934	$1,289,256
03/01/17- 04/01/33	6.000%	487,208	541,463
04/01/17- 11/01/33	6.500%	932,677	1,063,193
05/01/32- 06/01/32	7.000%	564,902	665,312
05/01/32- 11/01/32	7.500%	365,352	450,871
Federal National Mortgage Association (e)(f)
09/01/40	4.500%	404,097	448,765
01/01/37	5.500%	815,595	911,100
Government National Mortgage Association (e)
10/15/33	5.500%	511,729	577,134
Total			17,473,423
Total Residential Mortgage-Backed Securities - Agency (Cost: $16,469,466)			$17,473,423

Residential Mortgage-Backed Securities - Non-Agency 0.2%
UNITED STATES 0.2%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A (e)(g)
04/19/34	4.671%	556,681	547,196
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $500,650)			$547,196

Commercial Mortgage-Backed Securities - Agency 0.1%
UNITED STATES 0.1%
Federal National Mortgage Association (e)
09/01/13	5.720%	274,034	283,929
Total Commercial Mortgage-Backed Securities - Agency (Cost: $275,415)			$283,929

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
UNITED STATES 2.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (e)
12/11/49	5.322%	250,000	280,191

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (e)
05/15/36	3.819%		$273,297	$276,867
GS Mortgage Securities Corp. II Series 2007-GG10 Class F (e)(g)(h)
08/10/45	5.787%		775,000	79,303
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(e)(g)
05/12/35	5.254%		197,899	210,827
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (e)
03/10/39	5.444%		800,000	904,330
JPMorgan Chase Commercial Mortgage Securities Corp. (e)
Series 2003-LN1 Class A1
10/15/37	4.134%		42,592	43,140
Series 2003-ML1A Class A1
03/12/39	3.972%		20	20
JPMorgan Chase Commercial Mortgage Securities Corp. (e)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%		652,501	684,711
LB-UBS Commercial Mortgage Trust (e)
Series 2004-C2 Class A3
03/15/29	3.973%		262,916	266,623
LB-UBS Commercial Mortgage Trust (e)(g)
Series 2007-C7 Class A3
09/15/45	5.866%		835,000	967,303
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(e)(g)
09/15/47	5.033%		750,000	884,915
S2 Hospitality LLC Series 2012-LV1 Class A (b)(e)
04/15/25	4.500%		392,811	392,989
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class APB (e)
07/15/45	5.727%		475,210	482,143
Total				5,473,362
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $5,691,429)				$5,473,362

Asset-Backed Securities - Non-Agency(a) 0.4%
DENMARK 0.2%
Nykredit Realkredit A/S Mortgage
04/01/28	5.000%	DKK	2,317,568	403,112
UNITED STATES 0.2%
GTP Towers Issuer LLC (b)
02/15/15	4.436%		450,000	468,536

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (a) (continued)
UNITED STATES (CONTINUED)
Total Asset-Backed Securities - Non-Agency (Cost: $884,334)				$871,648

Inflation-Indexed Bonds(a) 0.9%
JAPAN 0.9%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	$168,470,000	$2,365,588
Total Inflation-Indexed Bonds (Cost: $1,561,340)				$2,365,588

U.S. Treasury Obligations 4.1%
UNITED STATES 4.1%
U.S. Treasury
03/15/14	1.250%		235,000	238,855
03/31/17	1.000%		4,785,000	4,882,571
11/15/41	3.125%		3,295,000	3,673,925
02/15/42	3.125%		325,000	362,172
U.S. Treasury (c)
02/15/22	2.000%		1,250,000	1,311,524
Total				10,469,047
Total U.S. Treasury Obligations (Cost: $9,917,120)				$10,469,047

Foreign Government Obligations(a) 53.9%
ARGENTINA 0.2%
Argentina Bonar Bonds
Senior Unsecured
04/17/17	7.000%		194,000	145,015
Argentina Bonar Bonds (c)
Senior Unsecured
09/12/13	7.000%		383,000	375,342
Total				520,357
BELGIUM 0.4%
Belgium Government Bond
03/28/14	4.000%	EUR	750,000	976,322
BRAZIL 2.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)(c)
06/10/19	6.500%		210,000	255,402
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	5,870,000	2,916,452
01/01/17	10.000%	BRL	3,908,000	1,989,449

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
Brazilian Government International Bond
Senior Unsecured
01/22/21	4.875%		$300,000	$359,599
01/07/41	5.625%	270,000		353,700
Petrobras International Finance Co.
01/27/21	5.375%	100,000		111,296
Total				5,985,898
CANADA 5.9%
Bank of Montreal (b)
10/31/14	1.300%	830,000		845,687
01/30/17	1.950%	810,000		842,319
Bank of Nova Scotia (b)
01/30/17	1.950%	3,000,000		3,119,700
Canadian Government Bond
06/01/18	4.250%	CAD	180,000	208,009
06/01/19	3.750%	CAD	1,195,000	1,368,116
National Bank of Canada (b)
10/19/16	2.200%	1,000,000		1,051,500
Province of British Columbia
06/18/14	5.300%	CAD	1,070,000	1,147,205
Province of Ontario
03/08/14	5.000%	CAD	1,490,000	1,572,594
Senior Unsecured
05/26/15	0.950%	1,160,000		1,170,660
Province of Quebec
12/01/17	4.500%	CAD	1,628,000	1,824,347
Toronto-Dominion Bank (The) (b)
09/14/16	1.625%	1,878,000		1,930,584
Total				15,080,721
COLOMBIA 0.5%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	235,000		322,520
Corp. Andina De Fomento
06/15/22	4.375%	932,000		1,008,409
Total				1,330,929
CZECH REPUBLIC 0.1%
Czech Republic Government Bond
06/16/13	3.700%	CZK	7,230,000	359,760
DENMARK 0.2%
Nordea Kredit Realkreditaktieselsk
01/01/13	2.000%	DKK	3,000,000	500,335

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
FINLAND 0.8%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	$1,380,000	$1,981,000
FRANCE 4.8%
Cie de Financement Foncier SA (b)
09/16/15	2.500%		600,000	612,541
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	350,000	505,117
France Government Bond OAT
04/25/13	4.000%	EUR	3,620,000	4,583,660
10/25/16	5.000%	EUR	1,305,000	1,896,459
10/25/17	4.250%	EUR	1,500,000	2,149,939
10/25/19	3.750%	EUR	975,000	1,378,674
France Government Bond OAT (c)
10/25/21	3.250%	EUR	630,000	855,899
French Treasury Note BTAN
01/12/14	2.500%	EUR	300,000	382,057
Total				12,364,346
GERMANY 6.7%
Bayerische Landesbank Senior Unsecured
04/22/13	1.400%	JPY	82,000,000	1,056,189
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	1,615,000	2,152,422
01/04/15	3.750%	EUR	900,000	1,209,746
07/04/19	3.500%	EUR	1,390,000	2,027,936
07/04/27	6.500%	EUR	2,045,001	4,079,866
07/04/28	4.750%	EUR	1,035,000	1,780,048
07/04/34	4.750%	EUR	2,090,000	3,817,727
07/04/44	2.500%	EUR	840,000	1,119,939
Total				17,243,873
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (g)
10/15/42	0.000%	EUR	488,200	2,096
INDONESIA 1.8%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%		500,000	602,500
10/12/35	8.500%		190,000	295,925
01/17/38	7.750%		140,000	206,500
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	452,416
11/15/20	11.000%	IDR	10,840,000,000	1,537,250

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
07/15/22	10.250%	IDR	$10,594,000,000	$1,474,619
Total				4,569,210
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	372
JAPAN 9.7%
Japan Government 10-Year Bond
Senior Unsecured
12/20/12	1.000%	JPY	130,000,000	1,669,636
09/20/17	1.700%	JPY	392,000,000	5,398,682
Japan Government 20-Year Bond
Senior Unsecured
03/20/20	2.400%	JPY	111,000,000	1,621,981
12/20/22	1.400%	JPY	424,000,000	5,724,545
12/20/26	2.100%	JPY	390,500,000	5,561,720
09/20/29	2.100%	JPY	146,000,000	2,052,026
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	144,000,000	2,087,190
03/20/39	2.300%	JPY	64,500,000	914,865
Total				25,030,645
KAZAKHSTAN 0.1%
KazMunayGas National Co. Senior Unsecured (b)
07/02/18	9.125%		250,000	315,000
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (b)
09/14/17	5.125%		210,000	228,808
MALAYSIA 0.7%
Petronas Capital Ltd. (b)
08/12/19	5.250%		1,620,000	1,890,481
MEXICO 1.8%
Mexican Bonos
12/19/13	8.000%	MXN	2,007,600	1,577,360
12/17/15	8.000%	MXN	2,668,260	2,207,103
Mexican Government International Bond Senior Unsecured
09/27/34	6.750%		270,000	391,500
Pemex Project Funding Master Trust (b)
01/24/22	4.875%		500,000	563,750
Total				4,739,713

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
NETHERLANDS 4.8%
Bank Nederlandse Gemeenten Senior Unsecured (b)(c)
03/23/15	1.375%		$960,000	$966,816
Netherlands Government Bond (b)
07/15/13	4.250%	EUR	1,505,000	1,926,192
07/15/16	4.000%	EUR	2,030,000	2,850,888
07/15/20	3.500%	EUR	4,585,000	6,563,580
Total				12,307,476
NEW ZEALAND 0.9%
New Zealand Government Bond Senior Unsecured
04/15/13	6.500%	NZD	2,900,000	2,413,948
NORWAY 1.1%
Norway Government Bond
05/15/13	6.500%	NOK	12,230,000	2,108,822
05/19/17	4.250%	NOK	3,900,000	733,628
Total				2,842,450
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	150,000		219,000
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
05/27/19	7.250%	290,000		371,200
POLAND 1.5%
Poland Government Bond
04/25/13	5.250%	PLN	3,590,000	1,081,132
10/25/17	5.250%	PLN	8,585,000	2,666,069
Total				3,747,201
RUSSIAN FEDERATION 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%	100,000		126,775
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%	100,000		110,375
08/16/37	7.288%	230,000		288,650
Russian Foreign Bond - Eurobond Senior Unsecured (b)(g)
03/31/30	7.500%	1,122,975		1,393,949
Total				1,919,749

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA 0.5%
South Africa Government Bond Senior Unsecured
12/21/14	8.750%	ZAR	$9,575,000	$1,252,940
SOUTH KOREA 0.6%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		360,000	392,945
01/14/15	5.875%		450,000	492,981
04/11/22	5.000%		500,000	568,198
Total				1,454,124
SWEDEN 1.2%
Sweden Government Bond
10/08/12	5.500%	SEK	14,700,000	2,178,202
06/01/22	3.500%	SEK	5,800,000	1,011,986
Total				3,190,188
TURKEY 0.3%
Turkey Government International Bond Senior Unsecured
03/17/36	6.875%		540,000	689,175
UNITED KINGDOM 5.0%
United Kingdom Gilt
09/07/16	4.000%	GBP	1,070,000	1,926,891
03/07/19	4.500%	GBP	1,170,000	2,265,528
09/07/21	3.750%	GBP	190,000	357,887
03/07/25	5.000%	GBP	500,000	1,062,971
12/07/27	4.250%	GBP	940,000	1,881,309
03/07/36	4.250%	GBP	665,000	1,319,957
12/07/38	4.750%	GBP	795,000	1,703,237
12/07/40	4.250%	GBP	630,000	1,250,782
12/07/49	4.250%	GBP	555,000	1,110,903
Total				12,879,465
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		275,000	423,500
VENEZUELA 0.8%
Petroleos de Venezuela SA
04/12/17	5.250%		1,190,000	864,297
Venezuela Government International Bond
Senior Unsecured
05/07/23	9.000%		931,000	726,180
Venezuela Government International Bond (c)
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA (CONTINUED)
02/26/16	5.750%	$620,000		$545,600
Total				2,136,077
Total Foreign Government Obligations (Cost: $128,230,294)				$138,966,359

Treasury Bills(a) 1.0%
AUSTRALIA 1.0%
Australia Treasury Bills
08/10/12	3.460%	AUD	2,290,000	2,404,282
Total Treasury Bills (Cost: $2,363,212)				$2,404,282

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans 0.1%
GERMANY —%
Schaeffler AG Tranche C2 Term Loan (g)(i)
01/27/17	6.000%		29,000	29,058
UNITED STATES 0.1%
Asurion LLC 1st Lien Term Loan (d)(g)(i)
05/24/18	5.500%		5,000	4,984
Candy Intermediate Holdings, Inc. Term Loan (g)(i)
06/18/18	7.500%		17,000	16,995
Cumulus Media Holdings, Inc. 2nd Lien Term Loan 2nd Lien Term Loan (g)(i)
03/18/19	7.500%		129,000	129,726
Lonestar Intermediate Super Holdings LLC Term Loan (g)(i)
09/02/19	11.000%		95,000	100,700

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
WideOpenWest Finance LLC Term Loan (d)(g)(i)
07/17/18	6.250%	$13,000	$12,860
Zayo Group LLC Term Loan (g)(i)
07/02/19	7.125%	13,000	13,138
Total			278,403
Total Senior Loans (Cost: $295,369)			$307,461

		Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.153% (j)(k)		14,539,264	$14,539,264
Total Money Market Funds (Cost: $14,539,264)			$14,539,264

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.7%
Repurchase Agreements 1.7%
Pershing LLC dated 07/31/12, matures 08/01/12, repurchase price $500,004 (l)
	0.320%	500,000	$500,000
UBS Securities LLC dated 07/31/12, matures 08/01/12, repurchase price $3,941,757 (l)
	0.190%	3,941,736	3,941,736
Total			4,441,736
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,441,736)			$4,441,736
Total Investments
(Cost: $236,419,566) (m)			$254,603,135(n)
Other Assets & Liabilities, Net			3,065,562
Net Assets			$257,668,697

Investments in Derivatives

At July 31, 2012, $467,968 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at July 31, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Australian Government Bond, 10-year	(73)	(7,441,042)	Sept. 2012	17,725	—
Euro-Bund, 10-year	54	9,605,460	Sept. 2012	17,517	—
Japanese Government Bond, 10-year	4	7,373,312	Sept. 2012	41,064	—
U.S. Treasury Note, 5-year	(41)	(5,116,031)	Oct. 2012	—	(27,411)
U.S. Treasury Note, 10-year	(68)	(9,156,625)	Sept. 2012	—	(101,211)
U.S. Treasury Ultra Bond, 30-year	(2)	(345,000)	Sept. 2012	5,560	—
Total				81,866	(128,622)

Forward Foreign Currency Exchange Contracts Open at July 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	Aug. 7, 2012	1,877,861	1,916,000	32,472	—
		(USD)	(CAD)
J.P. Morgan Securities, Inc.	Aug. 10, 2012	18,689,442	1,492,679,000	418,523	—
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	Aug. 10, 2012	1,459,681	1,850,000	26,976	—
		(USD)	(SGD)
Barclays Bank PLC	Aug. 13, 2012	2,188,000	2,766,804	—	(25,701)
		(GBP)	(EUR)
UBS Securities	Aug. 16, 2012	4,295,712	2,767,000	42,491	—
		(USD)	(GBP)
Citigroup Global Markets, Inc.	Aug. 17, 2012	7,101,000	3,466,439	11,188	—
		(BRL)	(USD)
UBS Securities	Aug. 20, 2012	2,776,000	2,206,032	—	(39,180)
		(NZD)	(USD)
State Street Bank & Trust Co.	Aug. 21, 2012	4,631,000	5,681,913	—	(17,388)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	Aug. 21, 2012	4,540,000	1,332,355	—	(23,181)
		(PLN)	(USD)
HSBC Securities (USA), Inc.	Aug. 21, 2012	1,343,095	1,300,000	20,457	—
		(USD)	(AUD)
UBS Securities	Aug. 27, 2012	17,000,000	1,243,344	—	(31,721)
		(MXN)	(USD)

Citigroup Global Markets, Inc.	Aug. 27, 2012	2,473,958	2,850,000,000	41,950	—
		(USD)	(KRW)
Wells Fargo Bank	Aug. 29, 2012	573,000	562,683	—	(8,330)
		(CAD)	(USD)
Wells Fargo Bank	Aug. 29, 2012	2,799,000	2,825,803	—	(43,048)
		(CHF)	(USD)
Goldman, Sachs & Co.	Aug. 29, 2012	14,147,000	17,148,569	—	(263,623)
		(EUR)	(USD)
Wells Fargo Bank	Aug. 29, 2012	2,797,000	3,390,453	—	(52,107)
		(EUR)	(USD)
State Street Bank & Trust Co.	Aug. 29, 2012	7,471,000	11,586,998	—	(126,213)
		(GBP)	(USD)
Wells Fargo Bank	Aug. 29, 2012	1,091,000	1,692,048	—	(18,447)
		(GBP)	(USD)
Deutsche Bank	Aug. 29, 2012	2,259,787,000	28,835,399	—	(98,425)
		(JPY)	(USD)
Wells Fargo Bank	Aug. 29, 2012	223,138,000	2,847,328	—	(9,683)
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	Aug. 29, 2012	28,666,404	174,931,000	324,037	—
		(USD)	(NOK)
HSBC Securities (USA), Inc.	Aug. 29, 2012	16,869,959	21,443,000	461,688	—
		(USD)	(NZD)
Morgan Stanley	Aug. 29, 2012	11,527,141	11,012,000	13,859	—
		(USD)	(AUD)
Wells Fargo Bank	Aug. 29, 2012	2,117,613	2,039,000	19,338	—
		(USD)	(AUD)
State Street Bank & Trust Co.	Aug. 29, 2012	161,641	103,000	—	(155)
		(USD)	(GBP)
Wells Fargo Bank	Aug. 29, 2012	2,134,308	12,966,000	14,482	—
		(USD)	(NOK)
Wells Fargo Bank	Aug. 29, 2012	2,115,065	2,643,000	21,182	—
		(USD)	(NZD)
Wells Fargo Bank	Aug. 29, 2012	715,705	4,997,000	18,199	—
		(USD)	(SEK)

Wells Fargo Bank	Aug. 29, 2012	1,410,373	9,594,000	—	(1,313)
		(USD)	(SEK)
Standard Chartered Bank	Aug. 30, 2012	2,024,996	6,400,000	15,405	—
		(USD)	(MYR)
Barclays Bank PLC	Aug. 31, 2012	10,548,000	5,111,084	—	(6,571)
		(BRL)	(USD)
Deutsche Bank	Aug. 31, 2012	20,531,000	5,039,643	—	(106,241)
		(ILS)	(USD)
State Street Bank & Trust Co.	Aug. 31, 2012	5,046,089	2,501,851,000	111,627	—
		(USD)	(CLP)
HSBC Securities (USA), Inc.	Aug. 31, 2012	2,580,029	2,910,273,000	—	(11,896)
		(USD)	(KRW)
UBS Securities	Aug. 31, 2012	5,023,897	9,229,000	91,126	—
		(USD)	(TRY)
Citigroup Global Markets, Inc.	Aug. 31, 2012	21,104,000	2,470,804	—	(68,165)
		(ZAR)	(USD)
Total				1,685,000	(951,388)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $38,968,565 or 15.12% of net assets.

(c)	At July 31, 2012, security was partially or fully on loan.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	At July 31, 2012, investments in securities included securities valued at $579,793 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(g)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2012, the value of these securities amounted to $79,303, which represents 0.03% of net assets.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	14,432,698	75,144,016	(75,037,450)	—	14,539,264	20,181	14,539,264

(l)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae Pool	98,262
Fannie Mae REMICS	64,108
Federal Farm Credit Banks	23,492
Federal Home Loan Banks	7,619
Freddie Mac Gold Pool	54,157
Freddie Mac Non Gold Pool	39,653
Freddie Mac REMICS	32,594
Ginnie Mae I Pool	29,029
Ginnie Mae II Pool	114,033
Government National Mortgage Association	23,528
United States Treasury Note/Bond	23,525
Total Market Value of Collateral Securities	510,000

UBS Securities LLC (0.190%)

Security Description	Value ($)
Ginnie Mae I Pool	3,207,150
Ginnie Mae II Pool	813,421
Total Market Value of Collateral Securities	4,020,571

(m)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $236,420,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,014,000
Unrealized Depreciation	(3,831,000)
Net Unrealized Appreciation	$18,183,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	56,459,840	—	56,459,840
Residential Mortgage-Backed Securities - Agency	—	17,473,423	—	17,473,423
Residential Mortgage-Backed Securities - Non-Agency	—	547,196	—	547,196
Commercial Mortgage-Backed Securities - Agency	—	283,929	—	283,929
Commercial Mortgage-Backed Securities - Non-Agency	—	5,473,362	—	5,473,362
Asset-Backed Securities - Non-Agency	—	871,648	—	871,648
Inflation-Indexed Bonds	—	2,365,588	—	2,365,588
U.S. Treasury Obligations	10,469,047	—	—	10,469,047
Foreign Government Obligations	—	138,966,359	—	138,966,359
Total Bonds	10,469,047	222,441,345	—	232,910,392

Short-Term Securities
Treasury Bills	—	2,404,282	—	2,404,282
Total Short-Term Securities	—	2,404,282	—	2,404,282

Other
Senior Loans	—	307,461	—	307,461
Money Market Funds	14,539,264	—	—	14,539,264
Investments of Cash Collateral Received for Securities on Loan	—	4,441,736	—	4,441,736
Total Other	14,539,264	4,749,197	—	19,288,461
Investments in Securities	25,008,311	229,594,824	—	254,603,135
Derivatives
Assets
Futures Contracts	81,866	—	—	81,866
Forward Foreign Currency Exchange Contracts	—	1,685,000	—	1,685,000
Liabilities
Futures Contracts	(128,622)	—	—	(128,622)
Forward Foreign Currency Exchange Contracts	—	(951,388)	—	(951,388)
Total	24,961,555	230,328,436	—	255,289,991

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate
Bonds &
Notes ($)
Balance as of October 31, 2011	1,368,098
Accrued discounts/premiums	19,434
Realized gain (loss)	120,661
Change in unrealized appreciation (depreciation)	(158,544)
Sales	(1,349,649)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2012	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Equity Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
AUSTRALIA 0.6%
Fortescue Metals Group Ltd. (a)	540,307	$2,319,328
BRAZIL 2.8%
Cia Energetica de Minas Gerais, ADR	128,858	2,449,590
Itaú Unibanco Holding SA, ADR	314,444	4,971,360
Multiplan Empreendimentos Imobiliarios SA	122,500	3,081,629
Total		10,502,579
CANADA 1.2%
First Quantum Minerals Ltd.	106,500	1,933,854
Methanex Corp.	95,000	2,607,917
Total		4,541,771
CYPRUS 0.7%
ProSafe SE	353,139	2,577,622
FRANCE 0.8%
Renault SA	70,719	3,084,229
GERMANY 5.1%
Bayerische Motoren Werke AG	46,020	3,424,961
Brenntag AG	25,258	2,766,416
Kabel Deutschland Holding AG (b)	83,254	5,209,419
Linde AG	34,476	5,127,630
MTU Aero Engines Holding AG	35,596	2,670,855
Total		19,199,281
HONG KONG 2.2%
Great Eagle Holdings Ltd.	807,377	2,039,261
Hongkong & Shanghai Hotels (The)	825,500	1,051,940
Sun Hung Kai Properties Ltd.	409,000	5,080,458
Total		8,171,659
INDONESIA 0.8%
PT Bank Rakyat Indonesia Persero Tbk	4,272,000	3,135,921
IRELAND 2.0%
Covidien PLC	130,673	7,302,007
JAPAN 7.9%
Asahi Group Holdings Ltd.	289,600	6,500,757
Canon, Inc.	69,500	2,320,825
Hoya Corp.	219,800	4,875,351
Makita Corp.	136,200	4,551,138

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nikon Corp. (a)	164,400	$4,539,835
THK Co., Ltd.	116,300	2,056,394
Toyota Motor Corp.	123,200	4,710,776
Total		29,555,076
NETHERLANDS 1.8%
Fugro NV-CVA	46,618	3,050,601
LyondellBasell Industries NV, Class A	83,319	3,710,195
Total		6,760,796
PANAMA 0.8%
Copa Holdings SA, Class A	37,299	2,891,791
RUSSIAN FEDERATION 0.6%
Sberbank of Russia ADR	184,604	2,057,338
SINGAPORE 0.6%
Mapletree Industrial Trust	2,182,000	2,279,453
SOUTH AFRICA 0.9%
MTN Group Ltd.	186,232	3,348,079
SOUTH KOREA 2.6%
Kangwon Land, Inc.	120,900	2,483,804
Samsung Electronics Co., Ltd.	6,285	7,224,741
Total		9,708,545
SWITZERLAND 6.7%
Nestlé SA, Registered Shares	103,483	6,357,605
Novartis AG, Registered Shares	130,292	7,650,623
Swatch Group AG (The)	9,638	3,820,865
TE Connectivity Ltd.	100,856	3,329,256
Tyco International Ltd.	68,622	3,770,093
Total		24,928,442
UNITED KINGDOM 11.8%
Aggreko PLC	78,614	2,509,269
Aon PLC	67,300	3,311,160
BG Group PLC	352,879	6,946,527
HSBC Holdings PLC	721,656	6,028,796
Intercontinental Hotels Group PLC	78,782	1,946,369
Rio Tinto PLC	82,268	3,788,598
Tullow Oil PLC	230,516	4,639,778
Ultra Electronics Holdings PLC	74,560	1,712,714
Vodafone Group PLC	3,372,041	9,650,562

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Weir Group PLC (The)	133,870	$3,457,268
Total		43,991,041
UNITED STATES 47.1%
Advance Auto Parts, Inc.	76,972	5,399,586
Aetna, Inc.	157,789	5,689,871
Airgas, Inc.	64,422	5,109,953
American Express Co.	92,456	5,335,636
American International Group, Inc. (b)	151,274	4,730,338
Annaly Capital Management, Inc.	121,870	2,124,194
Apple, Inc. (b)	23,721	14,487,838
CF Industries Holdings, Inc.	13,619	2,666,055
Cummins, Inc.	27,229	2,611,261
Discover Financial Services	93,141	3,349,350
Dresser-Rand Group, Inc. (b)	64,637	3,006,267
eBay, Inc. (b)	125,585	5,563,415
EMC Corp. (b)	181,668	4,761,518
Facebook, Inc., Class A (b)	62,511	1,357,114
Google, Inc., Class A (b)	12,966	8,207,089
Henry Schein, Inc. (b)	74,101	5,543,496
International Business Machines Corp.	15,190	2,976,936
JPMorgan Chase & Co.	166,817	6,005,412
Kraft Foods, Inc., Class A	181,846	7,221,105
Lam Research Corp. (b)	105,125	3,617,351
Marathon Petroleum Corp.	98,465	4,657,395
McDonald’s Corp.	65,663	5,867,646
Micron Technology, Inc. (b)	397,904	2,470,984
Microsoft Corp.	182,331	5,373,295
National Oilwell Varco, Inc.	47,712	3,449,578
Oracle Corp.	208,886	6,308,357
PepsiCo, Inc.	108,917	7,921,533
Pfizer, Inc.	292,180	7,024,007
priceline.com, Inc. (b)	5,840	3,864,562
QUALCOMM, Inc.	74,179	4,427,003
Sirona Dental Systems, Inc. (b)	82,734	3,576,591
Union Pacific Corp.	47,587	5,834,642
Walt Disney Co. (The)	139,645	6,862,155
WESCO International, Inc. (b)	71,544	3,985,716

Issuer		Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
World Fuel Services Corp.		119,830	$4,851,917
Total			176,239,166
Total Common Stocks (Cost: $334,303,188)			$362,594,124

Limited Partnerships 1.1%
UNITED STATES 1.1%
Enterprise Products Partners LP (c)		77,915	4,129,495
Total Limited Partnerships (Cost: $3,576,317)			$4,129,495

		Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.153% (d)(e)		9,684,272	9,684,272
Total Money Market Funds (Cost: $9,684,272)			$9,684,272

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.5%
Repurchase Agreements 1.5%
Credit Suisse Securities (USA) LLC repurchase price $4,767,082 dated 07/31/12, matures 08/01/12, (f)
	0.160%	4,767,061	$4,767,061
Nomura Securities repurchase price $1,000,006 dated 07/31/12, matures 08/01/12, (f)
	0.200%	1,000,000	1,000,000
Total			5,767,061
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,767,061)			$5,767,061
Total Investments
(Cost: $353,330,838) (g)			$382,174,952(h)
Other Assets & Liabilities, Net			(8,342,830)
Net Assets			$373,832,122

Notes to Portfolio of Investments

(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.

(c)	At July 31, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,487,463	88,999,331	(82,802,522)	—	9,684,272	5,473	9,684,272

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value ($)
Fannie Mae Interest Strip	2,019,916
Federal Home Loan Mortgage Corp	1,290,934
Freddie Mac Coupon Strips	901,457
Freddie Mac Strips	650,101
Total Market Value of Collateral Securities	4,862,408

Nomura Securities (0.200%)

Security Description	Value ($)
Ginnie Mae I Pool	689,968
Ginnie Mae II Pool	330,032
Total Market Value of Collateral Securities	1,020,000

(g)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $353,331,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$43,589,000
Unrealized Depreciation	(14,745,000)
Net Unrealized Appreciation	$28,844,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,993,947	30,272,198	—	52,266,145
Consumer Staples	15,142,638	12,858,362	—	28,001,000
Energy	15,965,156	17,214,528	—	33,179,684
Financials	32,909,079	20,621,227	—	53,530,306
Health Care	29,135,972	7,650,623	—	36,786,595
Industrials	19,093,504	19,724,052	—	38,817,556
Information Technology	62,880,157	14,420,918	—	77,301,075
Materials	16,027,975	11,235,556	—	27,263,531
Telecommunication Services	—	12,998,641	—	12,998,641
Utilities	2,449,591	—	—	2,449,591
Total Equity Securities	215,598,019	146,996,105	—	362,594,124

Other
Limited Partnerships	4,129,495	—	—	4,129,495
Money Market Funds	9,684,272	—	—	9,684,272
Investments of Cash Collateral Received for Securities on Loan	—	5,767,061	—	5,767,061
Total Other	13,813,767	5,767,061	—	19,580,828
Total	229,411,786	152,763,166	—	382,174,952

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Extended Alpha Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.2%
AUSTRALIA 0.8%
Fortescue Metals Group Ltd. (a)	38,319	$164,489
BELGIUM 1.4%
Anheuser-Busch InBev NV	3,325	263,084
BRAZIL 1.4%
Itaú Unibanco Holding SA, ADR	17,163	271,347
CANADA 1.9%
First Quantum Minerals Ltd.	7,500	136,187
Methanex Corp.	8,500	233,340
Total		369,527
CYPRUS 1.0%
ProSafe SE	26,984	196,961
FRANCE 0.8%
Renault SA	3,635	158,531
GERMANY 5.4%
Brenntag AG	1,800	197,147
Kabel Deutschland Holding AG (b)	3,800	237,776
Linde AG	2,249	334,495
MTU Aero Engines Holding AG	3,849	288,800
Total		1,058,218
HONG KONG 1.0%
Great Eagle Holdings Ltd.	79,882	201,765
IRELAND 3.2%
Covidien PLC	11,290	630,885
JAPAN 9.0%
Asahi Group Holdings Ltd.	17,550	393,951
Asics Corp.	7,850	91,881
Japan Tobacco, Inc.	9,493	298,219
Makita Corp.	9,100	304,077
Nikon Corp. (a)	6,600	182,256
Sanrio Co., Ltd.	1,700	58,621
Toyota Motor Corp.	11,300	432,076
Total		1,761,081
NETHERLANDS 1.9%
LyondellBasell Industries NV, Class A	8,284	368,886

Issuer	Shares	Value

Common Stocks (continued)
NORWAY 1.1%
Yara International ASA	4,500	$212,492
SINGAPORE 1.0%
Mapletree Industrial Trust	190,000	198,486
SOUTH AFRICA 1.1%
MTN Group Ltd.	11,690	210,163
SWITZERLAND 10.1%
Nestlé SA, Registered Shares	9,759	599,556
Novartis AG, Registered Shares	9,250	543,151
Swatch Group AG (The)	740	293,364
TE Connectivity Ltd.	7,258	239,586
Tyco International Ltd.	5,503	302,335
Total		1,977,992
UNITED KINGDOM 15.5%
Aon PLC	10,487	515,960
BG Group PLC	19,429	382,466
BT Group PLC	56,000	190,524
HSBC Holdings PLC	48,404	404,373
Intercontinental Hotels Group PLC	4,040	99,788
Tullow Oil PLC	11,378	229,014
Unilever PLC	7,000	250,995
Vodafone Group PLC	254,852	729,370
Whitbread PLC	7,090	236,858
Total		3,039,348
UNITED STATES 38.6%
Advance Auto Parts, Inc.	3,782	265,307
Aetna, Inc.	8,945	322,557
Airgas, Inc.	5,124	406,436
American International Group, Inc. (b)	9,956	311,324
Apple, Inc. (b)	630	384,779
CF Industries Holdings, Inc.	1,500	293,640
eBay, Inc. (b)	6,988	309,568
EMC Corp. (b)	6,656	174,454
Facebook, Inc., Class A (b)	8,310	180,410
Google, Inc., Class A (b)	844	534,227
HCA Holdings, Inc.	5,000	132,400
Henry Schein, Inc. (b)	3,183	238,120
JPMorgan Chase & Co.	5,827	209,772
Kraft Foods, Inc., Class A	11,872	471,437
Lam Research Corp. (b)	8,004	275,418
McDonald’s Corp.	5,651	504,973
Micron Technology, Inc. (b)	31,000	192,510
PepsiCo, Inc.	8,059	586,131

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Pfizer, Inc.	16,569	$398,319
priceline.com, Inc. (b)	299	197,860
QUALCOMM, Inc.	7,142	426,234
Sirona Dental Systems, Inc. (b)	2,900	125,367
Union Pacific Corp.	2,600	318,786
World Fuel Services Corp.	7,426	300,679
Total		7,560,708
Total Common Stocks (Cost: $17,812,760)		$18,643,963

Limited Partnerships 1.4%
UNITED STATES 1.4%
Enterprise Products Partners LP (c)	5,050	267,650
Total Limited Partnerships (Cost: $233,124)		$267,650

		Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.153% (d)(e)		652,197	$652,197
Total Money Market Funds (Cost: $652,197)			$652,197

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.0%
Repurchase Agreements 1.0%
Credit Suisse Securities (USA) LLC dated 07/31/12, matures 08/01/12, repurchase price $192,374 (f)
	0.160%	$192,374	$192,374
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $192,374)			$192,374
Total Investments
(Cost: $18,890,455) (g)			$19,756,184(h)
Other Assets & Liabilities, Net			(178,884)
Net Assets			$19,577,300

Investments in Derivatives

Portfolio Swap(1) Outstanding at July 31, 2012

		Next	Net Unrealized
Counterparty	Description	Reset Date	Appreciation ($)
UBS	The Fund receives (pays) the total return on a custom basket of long (short) equity positions and pays (receives) a floating rate based on the 1-day LIBOR which is denominated in various foreign currencies based on the local currencies of the securities underlying the custom basket.	August 10, 2012	171,416
Total			171,416

Summary of Portfolio Swap Exposure by Industry

The following table represents the exposure of the custom basket of equity securities underlying the portfolio swap by industry classification as a percentage of net assets at July 31, 2012:

	Percentage of Net	Value
	Assets (%)	Long ($)	Short ($)	Net ($)
Automobiles	(0.7)	—	(138,336)	(138,336)
Computers & Peripherals	2.6	654,057	(150,876)	503,181
Diversified Financial Services	2.4	460,092	—	460,092
Diversified Telecommunication Services	(2.7)	—	(534,351)	(534,351)
Electric Utilities	(0.7)	—	(146,405)	(146,405)
Financial	(4.5)	—	(880,460)	(880,460)
Food Products	(0.5)	—	(101,887)	(101,887)
Health Care Equipment & Supplies	(0.2)	169,548	(213,998)	(44,450)
Health Care Providers & Services	(0.6)	134,658	(253,860)	(119,202)
Hotels, Restaurants & Leisure	(0.3)	72,382	(123,760)	(51,378)
Household Durables	(0.5)	—	(88,118)	(88,118)
Insurance	(0.1)	125,080	(136,743)	(11,663)
Internet Software & Services	0.5	94,946	—	94,946
Life Sciences Tools & Services	(0.5)	—	(102,990)	(102,990)
Machinery	0.9	180,292	—	180,292
Marine	(0.5)	—	(105,680)	(105,680)
Media	1.7	447,388	(118,902)	328,486
Oil, Gas & Consumable Fuels	2.8	715,261	(166,155)	549,106
Semiconductors & Semiconductor Equipment	3.1	613,516	—	613,516
Software	2.3	567,360	(123,556)	443,804
Specialty Retail	0.5	185,064	(95,951)	89,113
Textiles, Apparel & Luxury Goods	(0.7)	—	(132,191)	(132,191)
Wireless Telecommunication Services	4.3	—	(108,000)	(108,000)

(1)The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).

Notes to Portfolio of Investments

(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At July 31, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	400,809	11,228,441	(10,977,053)	—	652,197	—	1,473	652,197

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value ($)
Fannie Mae Interest Strip	81,513
Federal Home Loan Mortgage Corp.	52,095
Freddie Mac Coupon Strips	36,378
Freddie Mac Strips	26,235
Total Market Value of Collateral Securities	196,221

(g)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $18,890,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,443,000
Unrealized Depreciation	(577,000)
Net Unrealized Appreciation	$866,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,067,928	1,691,363	—	2,759,291
Consumer Staples	1,057,568	1,805,805	—	2,863,373
Energy	300,679	808,441	—	1,109,120
Financials	1,308,403	804,624	—	2,113,027
Health Care	1,847,648	543,151	—	2,390,799
Industrials	621,121	790,024	—	1,411,145
Information Technology	2,717,186	—	—	2,717,186
Materials	1,438,489	711,476	—	2,149,965
Telecommunication Services	—	1,130,057	—	1,130,057
Total Equity Securities	10,359,022	8,284,941	—	18,643,963

Other
Limited Partnerships	267,650	—	—	267,650
Money Market Funds	652,197	—	—	652,197
Investments of Cash Collateral Received for Securities on Loan	—	192,374	—	192,374
Total Other	919,847	192,374	—	1,112,221

Investments in Securities	11,278,869	8,477,315	—	19,756,184
Derivatives
Assets
Swap Contracts	—	171,416	—	171,416
Total	11,278,869	8,648,731	—	19,927,600

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Multi-Advisor International Value Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%

AUSTRALIA 6.6%
AGL Energy Ltd.	35,603	$586,019
Alumina Ltd.	88,251	62,122
Asciano Group	44,461	201,725
Australia & New Zealand Banking Group Ltd.	64,677	1,590,362
Bank of Queensland Ltd. (a)	11,350	90,719
Bendigo and Adelaide Bank Ltd. (a)	18,495	158,658
Boral Ltd. (a)	34,337	120,652
Caltex Australia Ltd.	5,317	78,708
Commonwealth Bank of Australia	21,553	1,297,602
Commonwealth Property Office Fund	1,316,743	1,478,158
David Jones Ltd. (a)	118,495	302,174
Echo Entertainment Group Ltd.	34,955	153,236
Fairfax Media Ltd. (a)	190,781	104,570
Harvey Norman Holdings Ltd. (a)	19,263	40,327
Iluka Resources Ltd.	23,173	228,853
Incitec Pivot Ltd.	47,295	153,329
Lend Lease Group (a)	20,682	174,935
Macmahon Holdings Ltd.	496,775	312,939
Macquarie Group Ltd.	24,900	647,879
Monadelphous Group Ltd. (a)	43,611	990,734
National Australia Bank Ltd.	45,042	1,175,242
Newcrest Mining Ltd.	3,566	87,208
Origin Energy Ltd.	47,379	584,814
OZ Minerals Ltd.	14,764	116,394
Qantas Airways Ltd. (b)	43,725	52,077
Santos Ltd.	40,615	455,749
Seven Group Holdings Ltd.	4,854	36,738
Sims Metal Management Ltd.	7,154	61,916
Suncorp-Metway Ltd.	60,837	539,598
Tatts Group Ltd.	45,901	139,678
Telstra Corp., Ltd.	199,668	838,558
Toll Holdings Ltd.	31,055	130,454
Transfield Services Ltd.	351,450	677,581
Treasury Wine Estates Ltd.	25,449	117,664
Wesfarmers Ltd. (a)	27,636	943,190
Westpac Banking Corp.	13,424	325,601
Total		15,056,163
AUSTRIA —%
OMV AG	1,092	34,263
BELGIUM 0.6%
Ageas	81,094	160,836
D’ieteren SA/NV	1	42
Delhaize Group SA	8,721	311,831
KBC Groep NV	19,436	405,967
Solvay SA	3,286	341,169

Issuer	Shares	Value

Common Stocks (continued)

BELGIUM (CONTINUED)

UCB SA	3,984	$199,309
Total		1,419,154
BRAZIL 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	12,400	522,637
Telefonica Brasil SA, ADR	11,612	271,140
Total		793,777
CANADA 7.1%
Aimia, Inc.	140	1,862
Bell Aliant, Inc.	765	19,033
Cameco Corp.	22,200	464,875
Canadian Natural Resources Ltd.	3,564	97,119
Canadian Tire Corp., Class A (a)	3,622	239,492
Centerra Gold, Inc.	33,229	238,900
Cott Corp. (b)	40,789	343,851
Eastern Platinum Ltd. (b)	1,434,025	278,840
Empire Co., Ltd.	1,369	77,934
EnCana Corp.	36,869	821,313
Enerplus Corp. (a)	10,348	145,389
Ensign Energy Services, Inc.	4,423	65,142
First Quantum Minerals Ltd.	8,891	161,445
Goldcorp, Inc.	8,323	299,961
Husky Energy, Inc. (a)	14,937	371,023
Inmet Mining Corp.	1,751	69,649
Katanga Mining Ltd. (b)	82	41
Kinross Gold Corp.	68,400	571,563
Loblaw Companies Ltd. (a)	5,500	178,626
Magna International, Inc. (a)	16,749	671,396
Manulife Financial Corp.	95,216	1,022,562
Methanex Corp.	4,138	113,595
Morguard Real Estate Investment Trust (a)	19,800	358,349
Nexen, Inc. (a)	45,325	1,151,599
Northern Property REIT	18,600	616,507
Pason Systems Corp. (a)	69,700	1,010,558
Pengrowth Energy Corp. (a)	16,112	102,663
Penn West Petroleum Ltd. (a)	18,880	257,544
Precision Drilling Corp. (b)	13,100	104,241
Progress Energy Resources Corp.	6,250	141,846
Progressive Waste Solutions Ltd.	4,534	90,875
Quebecor, Inc., Class B	302	10,636
Research In Motion Ltd. (a)(b)	16,600	118,849
Sun Life Financial, Inc.	30,982	672,870
Suncor Energy, Inc.	58,470	1,787,596
Talisman Energy, Inc.	52,300	646,677
Teck Resources Ltd., Class B	35,000	981,752

Issuer	Shares	Value

Common Stocks (continued)

CANADA (CONTINUED)
Thomson Reuters Corp. (a)	19,961	$566,078
TransAlta Corp.	10,398	162,266
Uranium One, Inc. (b)	16,678	38,084
Viterra, Inc.	100	1,602
Yamana Gold, Inc.	44,900	665,766
Yamana Gold, Inc.	31,109	460,724
Total		16,200,693
CHINA 0.7%
AAC Technologies Holdings, Inc.	140,000	406,292
AMVIG Holdings Ltd.	777,000	350,061
China Communications Construction Co., Ltd., Class H	518,000	451,714
Spreadtrum Communications, Inc., ADR	19,542	353,319
Total		1,561,386
DENMARK 1.2%
A P Moller - Maersk A/S, Class A	12	78,897
AP Moller - Maersk A/S, Class B	80	553,522
Carlsberg A/S, Class B	6,070	490,632
Christian Hansen Holding A/S	37,993	1,084,018
Danske Bank AS (b)	10,286	152,479
H Lundbeck A/S	3,022	59,836
Pandora A/S	28,014	268,116
TDC A/S (a)	14,834	100,598
Vestas Wind Systems A/S (a)(b)	828	3,949
Total		2,792,047
FINLAND 0.2%
Kesko OYJ, Class A	199	5,237
Kesko OYJ, Class B	1,633	42,169
Neste Oil OYJ (a)	3,598	37,959
Stora Enso OYJ, Class R	21,785	124,014
UPM-Kymmene OYJ	24,152	257,988
Total		467,367
FRANCE 10.1%
Alcatel-Lucent (b)	156,687	172,928
ArcelorMittal	28,793	458,380
Arkema SA	2,190	161,202
AXA SA	29,375	356,898
BNP Paribas SA	52,772	1,949,381
Boiron SA	10,866	294,616
Bollore SA (a)	379	84,396
Bouygues SA	17,685	445,399
Cap Gemini SA	7,538	275,058
Casino Guichard Perrachon SA	2,225	186,594

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (CONTINUED)
Cie de St. Gobain	28,290	$851,899
Cie Generale de Geophysique-Veritas (b)	7,299	208,921
Cie Generale des Etablissements Michelin	8,129	552,337
Credit Agricole SA (b)	29,668	126,804
Electricite de France SA	12,008	248,758
Euler Hermes SA	4,101	255,170
France Telecom SA	101,689	1,361,728
GDF Suez	67,190	1,499,351
Ingenico (a)	11,770	629,468
IPSOS	14,558	422,689
Lafarge SA	10,100	463,018
Lagardere SCA	4,736	127,729
Medica SA	28,637	478,228
Mersen	16,689	422,011
Natixis	36,184	90,177
Neopost SA (a)	17,853	1,016,491
Nexans SA	12,960	565,076
Peugeot SA (a)(b)	5,014	38,886
QIAGEN NV (b)	24,247	431,851
Renault SA	16,915	737,705
Rexel SA	3,940	65,844
Rubis SCA (a)	14,582	766,026
Sanofi	34,916	2,848,709
Societe Generale SA (b)	58,310	1,283,462
STMicroelectronics NV	32,466	174,179
Thales SA	834	26,079
Total SA	47,773	2,201,201
Vivendi SA	94,464	1,791,567
Total		24,079,216
GERMANY 8.2%
Allianz SE, Registered Shares	17,977	1,783,468
Aurubis AG	8,421	429,487
BASF SE	6,083	444,087
Bayerische Motoren Werke AG	7,190	535,104
Bilfinger Berger SE	9,290	761,482
Celesio AG	44	801
Commerzbank AG (b)	75,790	117,450
Daimler AG, Registered Shares	31,315	1,560,282
Deutsche Bank AG, Registered Shares	45,052	1,367,808
Deutsche Lufthansa AG, Registered Shares	17,199	216,190
Deutsche Telekom AG, Registered Shares	6,826	76,942
E.ON AG	87,121	1,854,107
ElringKlinger AG (a)	18,765	519,130

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)
Fielmann AG (a)	8,679	$777,058
Freenet AG	47,676	697,680
GFK SE	10,390	487,620
Gildemeister AG	26,977	406,867
HeidelbergCement AG	4,307	199,567
KHD Humboldt Wedag International AG (b)	107,342	640,171
MTU Aero Engines Holding AG	11,105	833,235
Muenchener Rueckversicherungs AG, Registered Shares	5,344	757,202
Norma Group	23,175	512,576
Rational AG (a)	1,690	386,202
RWE AG	12,595	494,481
Salzgitter AG	551	20,032
Siemens AG, Registered Shares	4,728	400,646
Symrise AG	59,546	1,868,929
ThyssenKrupp AG	29,339	537,854
Volkswagen AG	982	156,099
Total		18,842,557
GREECE —%
Coca Cola Hellenic Bottling Co. SA (b)	3,335	58,473
HONG KONG 2.1%
Asian Citrus Holdings Ltd.	803,000	381,718
ASM Pacific Technology Ltd. (a)	35,300	451,669
Cheung Kong Holdings Ltd.	56,000	732,679
Dah Sing Banking Group Ltd.	3,200	2,939
Emperor Watch & Jewellery, Ltd. (a)	4,170,000	373,280
Henderson Land Development Co., Ltd.	45,767	265,234
Hongkong & Shanghai Hotels (The)	6,250	7,964
Hongkong Land Holdings Ltd.	89,000	531,155
Hopewell Holdings Ltd.	20,000	58,127
Hutchison Whampoa Ltd.	103,000	923,294
New World Development Co., Ltd.	302,388	384,506
Orient Overseas International Ltd.	10,000	56,704
Pacific Basin Shipping Ltd. (a)	996,000	440,517
Wharf Holdings Ltd.	18,000	103,654
Wheelock & Co., Ltd.	30,000	117,252
Total		4,830,692
IRELAND 1.2%
DCC PLC	19,189	476,655
Dragon Oil PLC	53,833	480,653
Glanbia PLC	77,454	581,326
Governor & Co. of the Bank of Ireland (The) (b)	85,594	10,604

Issuer	Shares	Value

Common Stocks (continued)

IRELAND (CONTINUED)
Jazz Pharmaceuticals PLC (b)	12,858	$618,084
Smurfit Kappa Group PLC	64,377	478,882
Total		2,646,204
ISRAEL 0.4%
Bank Hapoalim BM	60,386	174,773
Israel Discount Bank Ltd., Class A (b)	108,982	101,712
Teva Pharmaceutical Industries Ltd., ADR	13,673	559,089
Total		835,574
ITALY 0.9%
ENI SpA	41,198	849,513
Fiat SpA (a)(b)	13,409	65,710
Parmalat SpA	209	394
Recordati SpA	75,072	506,502
Telecom Italia SpA	801,956	652,811
UniCredit SpA (b)	899	3,046
Unione di Banche Italiane SCPA (a)	6,692	19,381
Total		2,097,357
JAPAN 17.8%
77 Bank Ltd. (The)	12,000	45,166
Aeon Co., Ltd. (a)	3,500	42,142
Aeon Delight Co., Ltd.	24,000	553,044
Alfresa Holdings Corp.	1,500	79,736
Amada Co., Ltd.	15,000	78,879
Ariake Japan Co., Ltd.	21,300	456,760
Arnest One Corp.	57,400	784,945
Asahi Glass Co., Ltd.	47,000	275,933
Asahi Kasei Corp.	10,000	53,001
Autobacs Seven Co., Ltd.	800	39,375
Canon Marketing Japan, Inc.	1,500	20,197
Canon, Inc.	14,300	477,522
Casio Computer Co., Ltd. (a)	7,500	49,297
Citizen Holdings Co., Ltd.	9,700	53,591
Coca-Cola West Co., Ltd.	2,100	35,939
Cosmo Oil Company Ltd. (a)	26,000	56,701
CyberAgent, Inc.	129	253,389
Dai Nippon Printing Co., Ltd.	22,000	167,212
Daicel Corp.	13,000	77,806
Daiichikosho Co., Ltd.	40,000	819,120
FCC Co., Ltd. (a)	42,900	661,980
Fuji Heavy Industries Ltd.	23,000	170,487
Fuji Machine Manufacturing Co., Ltd.	28,900	469,836
Fuji Media Holdings, Inc.	14	23,818
FUJIFILM Holdings Corp.	21,800	389,353

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)
Fukuoka Financial Group, Inc.	27,000	$98,461
Fukuyama Transporting Co., Ltd. (a)	6,000	33,562
Fuyo General Lease Co., Ltd.	22,200	719,798
H2O Retailing Corp.	4,000	41,084
Hachijuni Bank Ltd. (The)	14,000	74,283
Hakuhodo DY Holdings, Inc.	770	50,706
Hankyu Hanshin Holdings, Inc.	31,000	166,026
Hitachi Capital Corp.	1,600	29,030
Hitachi Ltd.	120,000	707,453
Hogy Medical Co., Ltd.	16,400	793,550
Honda Motor Co., Ltd.	24,500	778,862
Horiba Ltd.	17,100	603,615
House Foods Corp.	2,800	46,693
Idemitsu Kosan Co., Ltd.	1,000	83,764
Inpex Corp.	26	144,465
Isetan Mitsukoshi Holdings Ltd.	14,600	153,706
ITOCHU Corp.	68,800	712,204
J Front Retailing Co., Ltd.	16,000	79,277
Japan Petroleum Exploration Co.	11,100	416,119
JFE Holdings, Inc.	35,100	460,102
JTEKT Corp.	9,600	84,276
JX Holdings, Inc.	175,900	845,522
K’s Holdings Corp.	13,600	442,858
Kamigumi Co., Ltd.	10,000	80,194
Kaneka Corp.	9,000	46,288
Kato Sangyo Co., Ltd.	28,900	545,118
Kinden Corp.	5,000	33,621
Kinki Sharyo Co., Ltd.	135,000	490,162
Kobe Steel Ltd. (a)	68,000	63,570
Konica Minolta Holdings, Inc.	39,000	274,997
Kyocera Corp.	1,900	150,332
LIXIL Group Corp.	2,200	45,978
Mandom Corp.	19,600	501,585
Marui Group Co., Ltd.	8,400	61,395
Mazda Motor Corp. (b)	118,000	141,520
Medipal Holdings Corp.	4,800	69,047
Miraca Holdings, Inc.	18,700	794,647
Mitsubishi Chemical Holdings Corp.	50,000	211,002
Mitsubishi Corp.	65,200	1,290,223
Mitsubishi Gas Chemical Co., Inc.	31,000	177,761
Mitsubishi Heavy Industries Ltd.	25,000	100,944
Mitsubishi Logistics Corp.	4,000	42,240
Mitsubishi Materials Corp.	38,000	104,743
Mitsubishi UFJ Financial Group, Inc.	646,900	3,136,843
Mitsui & Co., Ltd.	26,400	389,840
Mitsui Chemicals, Inc.	31,000	69,477
Mitsui OSK Lines Ltd.	47,000	141,844
Miura Co., Ltd.	13,100	330,149

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)
Nagase & Co., Ltd.	2,000	$23,029
NEC Corp. (a)(b)	97,000	129,220
NGK Spark Plug Co., Ltd.	5,000	57,883
Nifco, Inc. (a)	44,900	997,414
Nippon Electric Glass Co., Ltd.	17,000	89,494
Nippon Express Co., Ltd.	90,000	366,470
Nippon Meat Packers, Inc.	8,000	104,536
Nippon Paper Group, Inc. (a)	4,200	53,120
Nippon Sheet Glass Co., Ltd. (a)	28,000	25,830
Nippon Steel Corp.	209,000	417,040
Nippon Television Network Corp.	150	22,962
Nippon Yusen KK	59,000	130,554
Nissan Motor Co., Ltd.	72,300	679,780
Nissan Shatai Co., Ltd.	3,000	32,846
Nisshin Seifun Group, Inc.	7,000	83,356
Nisshinbo Holdings, Inc.	4,000	26,184
Nomura Holdings, Inc.	133,500	467,463
NTN Corp. (a)	17,000	45,596
NTT DoCoMo, Inc.	532	889,278
Obayashi Corp.	26,000	118,029
Otsuka Holdings Co., Ltd.	17,400	529,841
Panasonic Corp. (a)	94,600	654,760
Ricoh Co., Ltd. (a)	24,000	164,085
Rohm Co., Ltd.	3,600	129,209
SBI Holdings, Inc.	848	57,259
Seiko Epson Corp. (a)	4,800	38,202
Seino Holdings Corp.	4,000	26,973
Sekisui House Ltd.	22,000	210,228
Sharp Corp. (a)	70,000	239,464
Shinko Plantech Co., Ltd.	77,700	716,359
Shinsei Bank Ltd.	49,000	55,204
Showa Shell Sekiyu KK (a)	8,000	43,406
SKY Perfect JSAT Holdings, Inc.	55	22,914
Sojitz Corp.	44,200	68,524
Sony Corp.	60,900	740,538
Sumitomo Chemical Co., Ltd.	7,000	19,393
Sumitomo Corp.	52,900	741,081
Sumitomo Electric Industries Ltd.	57,700	678,521
Sumitomo Forestry Co., Ltd. (a)	3,500	30,161
Sumitomo Metal Mining Co., Ltd.	2,000	21,362
Sumitomo Mitsui Financial Group, Inc.	74,700	2,352,401
Sumitomo Mitsui Trust Holdings, Inc.	26,000	74,262
Suzuken Co., Ltd.	3,000	107,526
Taisei Corp.	41,000	112,713
Taiyo Holdings Co., Ltd. (a)	12,300	310,657
Takashimaya Co., Ltd.	10,000	72,875
Teijin Ltd.	32,000	93,593

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)
Tokyo Broadcasting System Holdings, Inc.	1,900	$21,847
Toppan Printing Co Ltd (a)	22,000	136,295
Tosoh Corp.	20,000	49,132
Toyo Seikan Kaisha Ltd.	5,800	68,111
Toyoda Gosei Co., Ltd.	1,700	34,755
Toyota Motor Corp.	80,800	3,089,535
Toyota Tsusho Corp.	8,400	155,316
Tsuruha Holdings, Inc.	8,710	563,171
UNY Co., Ltd.	5,400	48,603
Ushio, Inc.	31,800	400,747
Wacoal Holdings Corp. (a)	3,000	35,785
Yamaguchi Financial Group, Inc.	4,000	33,705
Yamaha Corp.	5,300	50,960
Yamato Kogyo Co., Ltd. (a)	1,300	36,651
Total		40,790,373
NETHERLANDS 2.9%
Aegon NV	151,856	689,331
Akzo Nobel NV	9,136	493,109
ING Groep NV-CVA (b)	250,666	1,648,977
Koninklijke Ahold NV	61,689	750,895
Koninklijke Boskalis Westminster NV	49,373	1,608,750
Koninklijke DSM NV (a)	10,903	536,672
Randstad Holding NV	3,806	115,292
Total		5,843,026
NEW ZEALAND 0.6%
Auckland International Airport Ltd.	233,472	469,738
Fisher & Paykel Healthcare Corp., Ltd.	162,373	250,153
Fletcher Building Ltd. (a)	29,308	144,486
SKYCITY Entertainment Group Ltd.	159,156	457,765
Total		1,322,142
NORWAY 1.0%
Archer Ltd. (b)	4,926	8,645
Atea ASA	58,062	485,279
BW Offshore Ltd.	7,888	7,231
DNB ASA	15,401	161,693
Electromagnetic GeoServices AS (b)	213,199	481,105
Farstad Shipping ASA (a)	13,342	332,710
Kongsberg Automotive Holding ASA (b)	819,175	214,650
Marine Harvest ASA (b)	101,658	67,726
Norsk Hydro ASA (a)	40,880	166,031
Orkla ASA	30,627	218,609
Petroleum Geo-Services ASA	8,044	117,710
Stolt-Nielsen Ltd.	474	8,347

Issuer	Shares	Value

Common Stocks (continued)

NORWAY (CONTINUED)
Subsea 7 SA	1,834	$38,332
Telenor ASA	1,595	26,970
Veripos, Inc. (b)	183	352
Total		2,335,390
PHILIPPINES 0.2%
Energy Development Corp.	2,583,300	374,246
POLAND 0.2%
PGE SA	98,416	547,415
PORTUGAL 0.2%
Banco Espirito Santo SA, Registered Shares (b)	489,618	301,021
EDP Renovaveis SA (b)	2,909	8,966
Portugal Telecom SGPS SA, Registered Shares	16,238	68,875
Total		378,862
SINGAPORE 3.9%
Ascendas Real Estate Investment Trust	501,000	911,887
CapitaLand Ltd.	168,000	402,613
CapitaMall Trust	1,029,099	1,617,405
DBS Group Holdings Ltd.	72,000	849,414
Ezra Holdings Ltd. (b)	669,000	528,412
Golden Agri-Resources Ltd.	287,000	169,961
Hyflux Ltd. (a)	431,000	478,948
Indofood Agri Resources Ltd. (a)	21,000	23,339
Neptune Orient Lines Ltd. (b)	45,000	41,345
Overseas Union Enterprise Ltd. (a)	8,000	16,330
SATS Ltd.	475,000	982,103
SIA Engineering Co., Ltd.	379,000	1,239,421
Singapore Airlines Ltd.	36,000	305,624
SMRT Corp., Ltd. (a)	223,000	291,598
StarHub Ltd.	316,000	972,045
Total		8,830,445
SOUTH KOREA 0.8%
Capro Corp.	18,590	232,047
GS Home Shopping, Inc.	3,513	290,975
Hyundai Home Shopping Network Corp.	6,406	534,216
LG Fashon Corp.	9,530	226,021
Youngone Holdings Co., Ltd.	11,993	634,862
Total		1,918,121

Issuer	Shares	Value

Common Stocks (continued)

SPAIN 2.0%
Acciona SA	786	$34,194
Banco de Sabadell SA (a)	36,337	69,195
Banco Popular Espanol SA (a)	34,444	64,632
Banco Santander SA	573,824	3,474,426
CaixaBank (a)	12,833	41,920
Caixabank SA	291	951
Prosegur Cia de Seguridad SA, Registered Shares (a)	105,650	485,095
Telefonica SA	28,057	318,257
Total		4,488,670
SWEDEN 2.4%
AF AB, Class B	27,104	517,440
Boliden AB	29,332	444,714
Meda AB, Class A	3,656	34,525
MQ Holding AB	139,749	415,097
Nordea Bank AB	152,289	1,418,098
Saab AB, Class B	39,773	663,830
Skandinaviska Enskilda Banken AB, Class A	119,856	878,569
SSAB AB, Class A	5,139	42,093
SSAB AB, Class B	2,115	15,199
Svenska Cellulosa AB, Class A	2,420	41,029
Svenska Cellulosa AB, Class B	38,561	654,831
Telefonaktiebolaget LM Ericsson, Class B	33,652	312,487
Total		5,437,912
SWITZERLAND 3.4%
Adecco SA, Registered Shares	6,601	289,364
Alpiq Holding AG, Registered Shares	90	12,164
Aryzta AG	2,775	137,746
Baloise Holding AG, Registered Shares	8,052	531,305
Clariant AG, Registered Shares (a)	988	10,427
Credit Suisse Group AG, Registered Shares (b)	3,722	63,368
Holcim Ltd., Registered Shares	12,968	763,144
Lonza Group AG, Registered Shares	18	812
Nestlé SA, Registered Shares	7,021	431,344
Novartis AG, Registered Shares	47,419	2,784,399
Sulzer AG, Registered Shares	577	74,418
Swiss Re AG	3,470	217,217
UBS AG, Registered Shares	90,910	956,375
Zurich Insurance Group AG	4,983	1,105,939
Total		7,378,022

Issuer	Shares	Value

Common Stocks (continued)

TAIWAN 0.2%
Huaku Development Co., Ltd.	182,680	$375,273
THAILAND 0.4%
Bangkok Bank PCL, Foreign Registered Shares	89,400	553,788
PTT PCL, Foreign Registered Shares	44,200	455,354
Total		1,009,142
UNITED KINGDOM 23.2%
Anglo American PLC	783	23,204
AstraZeneca PLC	23,004	1,074,335
Aviva PLC	370,227	1,695,341
AZ Electronic Materials SA	157,687	695,681
Barclays PLC	702,104	1,828,564
Bodycote PLC	83,028	426,783
BP PLC	940,863	6,247,269
Bwin.Party Digital Entertainment PLC	157,627	253,328
Carnival PLC, ADR (a)	7,128	238,859
Centrica PLC	157,129	779,914
Cobham PLC	156,529	569,074
CPP Group PLC	145,049	89,829
Croda International PLC	55,318	2,034,553
De La Rue PLC	73,474	1,173,829
Diploma PLC	90,378	589,249
Domino Printing Sciences PLC	85,115	735,562
Eurasian Natural Resources Corp., PLC	8,331	51,052
Evraz PLC	163	605
Greene King PLC	57,325	537,385
Halma PLC	79,146	489,680
HSBC Holdings PLC	262,257	2,190,925
HSBC Holdings PLC, ADR (a)	115,178	4,814,440
ICAP PLC	88,897	442,554
Intermediate Capital Group PLC	109,524	444,834
International Consolidated Airlines Group SA (b)	26,992	67,501
Interserve PLC	92,107	468,621
Investec PLC	17,542	103,360
J Sainsbury PLC	46,796	236,669
Kazakhmys PLC	6,808	74,801
Kingfisher PLC	87,679	365,683
Laird PLC	216,949	736,327
Lancashire Holdings Ltd.	33,013	404,223
Lloyds Banking Group PLC (b)	2,379,342	1,128,518
Mondi PLC	1,923	16,360
Old Mutual PLC (b)	174,727	430,107
Resolution Ltd.	51,687	166,429
Rexam PLC	159,316	1,082,815

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Rotork PLC	58,207	$2,009,266
Royal Bank of Scotland Group PLC, ADR (b)	16,770	113,868
Royal Dutch Shell PLC, Class A	82,701	2,816,796
Royal Dutch Shell PLC, Class B	91,795	3,229,141
Serco Group PLC	75,903	684,058
Spectris PLC	40,309	974,686
Spirax-Sarco Engineering PLC	17,999	552,901
TT electronics PLC	125,339	290,349
Ultra Electronics Holdings PLC	37,838	869,175
Victrex PLC	38,341	760,996
Vodafone Group PLC	1,688,898	4,833,516
Vodafone Group PLC, ADR	71,816	2,064,710
WPP PLC, ADR	1,938	123,199
Xstrata PLC	98,150	1,297,034
Total		53,327,958
UNITED STATES 0.1%
Regeneron Pharmaceuticals, Inc. (b)	2,095	$282,092
Tyco International Ltd.	8,465	465,067
Total		747,159
Total Common Stocks (Cost: $237,247,855)		$226,810,079

	Shares	Value

Exchange-Traded Funds —%
iShares MSCI EAFE Index Fund	1,322	$66,100
Total Exchange-Traded Funds (Cost: $65,288)		$66,100

Issuer	Shares	Value

Rights —%
SPAIN —%
Banco Santander SA (a)(b)(c)	376,657	$70,443
Total Rights (Cost: $—)		$70,443

	Shares	Value

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.153% (d)(e)	507,601	$507,601
Total Money Market Funds (Cost: $507,601)		$507,601

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.3%
Repurchase Agreements 5.3%
Natixis Financial Products, Inc. dated 07/31/12, matures 08/01/12, repurchase price 2,000,011 (f)
	0.200%	2,000,000	$2,000,000
Nomura Securities dated 07/31/12, matures 08/01/12, repurchase price 5,000,028 (f)
	0.200%	5,000,000	5,000,000
Royal Bank of Canada dated 07/31/12, matures 08/01/12, repurchase price 5,117,620 (f)
	0.190%	5,117,593	5,117,593
Total			12,117,593

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,117,593)			$12,117,593

Total Investments
(Cost: $249,938,337) (g)			$239,571,816(h)
Other Assets & Liabilities, Net			(10,165,245)
Net Assets			$229,406,571

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup, Inc.	Sept. 10, 2012	1,430,000	1,396,431	—	(28,255)
		(CAD)	(USD)
Citigroup, Inc.	Sept. 10, 2012	2,083,310,000	1,794,410	—	(43,057)
		(KRW)	(USD)
Citigroup, Inc.	Sept. 10, 2012	4,284,000	697,120	—	(12,520)
		(NOK)	(USD)
Citigroup, Inc.	Sept. 10, 2012	1,929,000	553,925	—	(20,632)
		(PLN)	(USD)
Citigroup, Inc.	Sept. 10, 2012	33,387,000	1,043,344	—	(14,419)
		(THB)	(USD)
Citigroup, Inc.	Sept. 10, 2012	12,542,000	417,969	—	(292)
		(TWD)	(USD)
Citigroup, Inc.	Sept. 10, 2012	346,541	344,000	13,599	—
		(USD)	(AUD)
Citigroup, Inc.	Sept. 10, 2012	1,044,081	1,028,000	9,898	—
		(USD)	(CHF)
Citigroup, Inc.	Sept. 10, 2012	3,330,045	2,731,000	31,783	—
		(USD)	(EUR)
Citigroup, Inc.	Sept. 10, 2012	2,022,011	1,309,000	30,259	—
		(USD)	(GBP)
Citigroup, Inc.	Sept. 10, 2012	455,801	36,162,000	7,271	—
		(USD)	(JPY)
Citigroup, Inc.	Sept. 10, 2012	694,401	883,000	15,183	—
		(USD)	(SGD)
Jackson Pittsburg	Oct. 31, 2012	1,191,500	1,222,254	—	(19,552)
		(AUD)	(USD)
Jackson Pittsburg	Oct. 31, 2012	1,048,500	826,171	—	(17,673)
		(NZD)	(USD)
Total				107,993	(156,400)

Notes to Portfolio of Investments

(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2012, the value of these securities amounted to $70,443, which represents 0.03% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,331,412	80,548,343	(84,372,154)	—	507,601	—	2,815	507,601

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)
Fannie Mae Pool	305,152
Fannie Mae REMICS	635,277
Federal National Mortgage Association	69,210
Freddie Mac Gold Pool	22,419
Freddie Mac Non Gold Pool	64,110
Freddie Mac REMICS	453,271
Ginnie Mae	13,673
Government National Mortgage Association	476,899
Total Market Value of Collateral Securities	2,040,011

Nomura Securities (0.200%)

Security Description	Value ($)
Ginnie Mae I Pool	3,449,839
Ginnie Mae II Pool	1,650,161
Total Market Value of Collateral Securities	5,100,000

Royal Bank of Canada (0.190%)

Security Description	Value ($)
Fannie Mae Pool	5,219,945
Total Market Value of Collateral Securities	5,219,945

(g)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $249,938,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,160,000
Unrealized Depreciation	(30,526,000)
Net Unrealized Depreciation	$(10,366,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,851,523	22,882,772	—	24,734,295
Consumer Staples	602,013	7,364,810	—	7,966,823
Energy	7,205,669	21,500,823	—	28,706,492
Financials	7,598,597	51,044,918	—	58,643,515
Health Care	1,459,265	11,338,422	—	12,797,687
Industrials	555,941	34,828,088	—	35,384,029
Information Technology	472,168	10,946,779	—	11,418,947
Materials	3,842,236	19,962,852	—	23,805,088
Telecommunication Services	2,354,883	12,628,827	—	14,983,710
Utilities	684,903	7,684,590	—	8,369,493
Exchange-Traded Funds	66,100	—	—	66,100
Rights
Financials	—	70,443	—	70,443
Total Equity Securities	26,693,298	200,253,324	—	226,946,622

Other
Money Market Funds	507,601	—	—	507,601
Investments of Cash Collateral Received for Securities on Loan	—	12,117,593	—	12,117,593
Total Other	507,601	12,117,593	—	12,625,194

Investments in Securities	27,200,899	212,370,917	—	239,571,816
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	107,993	—	107,993
Liabilities
Forward Foreign Currency Exchange Contracts	—	(156,400)	—	(156,400)
Total	27,200,899	212,322,510	—	239,523,409

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Seligman Global Technology Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.8%
CONSUMER DISCRETIONARY 0.5%
Household Durables 0.5%
Panasonic Corp. (a)	286,000	$1,979,507
TOTAL CONSUMER DISCRETIONARY		1,979,507
HEALTH CARE 2.1%
Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	46,100	2,697,311
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	86,000	3,292,940
Life Technologies Corp. (b)	29,000	1,272,520
Thermo Fisher Scientific, Inc.	39,900	2,221,233
Total		6,786,693
TOTAL HEALTH CARE		9,484,004
INFORMATION TECHNOLOGY 89.1%
Communications Equipment 5.2%
Cisco Systems, Inc.	585,600	9,340,320
QUALCOMM, Inc.	206,071	12,298,317
Radware, Ltd. (a)(b)	49,657	1,501,131
Total		23,139,768
Computers & Peripherals 15.0%
Apple, Inc. (b)	47,155	28,800,388
Dell, Inc. (b)	478,100	5,679,828
Electronics for Imaging, Inc. (a)(b)	275,303	4,024,930
EMC Corp. (b)	576,400	15,107,444
NCR Corp. (b)	129,500	3,019,940
NetApp, Inc. (b)	299,000	9,768,330
Total		66,400,860
Electronic Equipment, Instruments & Components 5.0%
Arrow Electronics, Inc. (b)	34,400	1,161,000
Avnet, Inc. (b)	200,300	6,309,450
Flextronics International Ltd. (b)	561,700	3,600,497
IPG Photonics Corp. (a)(b)	55,725	2,888,227
Kyocera Corp.	41,400	3,275,660
Murata Manufacturing Co., Ltd.	64,900	3,230,961
Tripod Technology Corp.	80	180
Vishay Intertechnology, Inc. (a)(b)	146,078	1,441,790
Total		21,907,765
Internet Software & Services 1.4%
Constant Contact, Inc. (a)(b)	40,022	671,169
Dena Co., Ltd. (a)	33,500	725,826
Gree, Inc. (a)(b)	192,500	3,047,024

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
LogMeIn, Inc. (a)(b)	81,900	$1,552,005
Total		5,996,024
IT Services 6.8%
Amdocs Ltd. (b)	628,577	18,700,166
Global Payments, Inc.	50,200	2,149,564
VeriFone Systems, Inc. (b)	31,200	1,132,248
Visa, Inc., Class A	34,400	4,440,008
WNS Holdings Ltd., ADR (b)	381,244	3,682,817
Total		30,104,803
Office Electronics 1.7%
Canon, Inc.	58,300	1,946,822
Xerox Corp.	799,000	5,537,070
Total		7,483,892
Semiconductors & Semiconductor Equipment 18.5%
Advanced Micro Devices, Inc. (a)(b)	3,223,511	13,087,455
Advanced Semiconductor Engineering, Inc.	11	8
Atmel Corp. (b)	396,900	2,325,834
Broadcom Corp., Class A	173,700	5,884,956
KLA-Tencor Corp.	368,400	18,755,244
Lam Research Corp. (a)(b)	437,837	15,065,971
Marvell Technology Group Ltd.	564,885	6,360,605
Microchip Technology, Inc. (a)	74,600	2,490,148
Microsemi Corp. (a)(b)	243,100	4,706,416
Semtech Corp. (a)(b)	113,300	2,706,737
Shinko Electric Industries Co., Ltd. (a)	447,100	3,109,004
Teradyne, Inc. (a)(b)	348,400	5,124,964
United Microelectronics Corp.	5,513,000	2,301,463
Total		81,918,805
Software 35.5%
Application Software 18.3%
Cadence Design Systems, Inc. (a)(b)	312,000	3,812,640
Citrix Systems, Inc. (b)	40,300	2,929,004
Informatica Corp. (b)	44,300	1,307,293
JDA Software Group, Inc. (a)(b)	50,430	1,491,719
NICE Systems Ltd., ADR (a)(b)	218,428	7,863,408
Nuance Communications, Inc. (a)(b)	835,199	16,996,300
Parametric Technology Corp. (a)(b)	817,236	17,603,264
Synopsys, Inc. (a)(b)	946,749	28,677,027
Total		80,680,655
Systems Software 17.2%
BMC Software, Inc. (b)	88,956	3,522,658

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software (continued)
Check Point Software Technologies Ltd. (a)(b)	199,205	$9,675,387
Fortinet, Inc. (b)	113,200	2,717,932
Microsoft Corp.	503,416	14,835,669
Oracle Corp.	552,200	16,676,440
Rovi Corp. (b)	375,000	5,017,500
Symantec Corp. (b)	1,491,862	23,496,826
Total		75,942,412
TOTAL SOFTWARE		156,623,067
TOTAL INFORMATION TECHNOLOGY		393,574,984
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	71,800	2,722,656
Verizon Communications, Inc.	92,900	4,193,506
Total		6,916,162
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	778,000	2,226,586
TOTAL TELECOMMUNICATION SERVICES		9,142,748
Total Common Stocks (Cost: $405,241,694)		$414,181,243

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.153% (c)(d)	13,029,917	$13,029,917
Total Money Market Funds (Cost: $13,029,917)		$13,029,917

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.7%
Certificates of Deposit 0.2%
Union Bank of Switzerland
10/10/12	0.350%	1,000,000	$1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.5%
Natixis Financial Products LLC
08/01/12	0.500%	$2,000,000	$2,000,000

Repurchase Agreements 14.0%
Citibank NA dated 07/31/12, matures 08/01/12, repurchase price 2,000,010 (e)
	0.180%	2,000,000	2,000,000
Mizuho Securities USA, Inc. (e)
dated 07/31/12, matures 08/01/12,
repurchase price 10,000,058
	0.210%	10,000,000	10,000,000
repurchase price 5,000,026
	0.190%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 07/31/12, matures 08/01/12, repurchase price 9,000,050 (e)
	0.200%	9,000,000	9,000,000
Nomura Securities dated 07/31/12, matures 08/01/12, repurchase price 25,000,139 (e)
	0.200%	25,000,000	25,000,000
Pershing LLC dated 07/31/12, matures 08/01/12, repurchase price 3,000,027 (e)
	0.320%	3,000,000	3,000,000
Societe Generale dated 07/31/12, matures 08/01/12, repurchase price 7,961,894 (e)
	0.190%	7,961,852	7,961,852
Total			61,961,852

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $64,961,852)			$64,961,852

Total Investments
(Cost: $483,233,463) (f)			$492,173,012(g)
Other Assets & Liabilities, Net			(50,403,379)
Net Assets			$441,769,633

Notes to Portfolio of Investments
(a)	At July 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,222,343	177,497,264	(170,689,690)	—	13,029,917	33,160	13,029,917

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.180%)

Security Description	Value ($)
Fannie Mae REMICS	893,483
Fannie Mae-Aces	173,171
Freddie Mac REMICS	823,899
Government National Mortgage Association	149,447
Total Market Value of Collateral Securities	2,040,000

Mizuho Securities USA, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae Pool	4,615,872
Freddie Mac Gold Pool	66,141
Freddie Mac Non Gold Pool	437,748
Freddie Mac REMICS	798,596
Ginnie Mae I Pool	249,413
Ginnie Mae II Pool	4,032,230
Total Market Value of Collateral Securities	10,200,000

Mizuho Securities USA, Inc. (0.190%)

Security Description	Value ($)
Cash Collateral in Lieu of Securities	127,211
United States Treasury Inflation Indexed Bonds	1,252,343
United States Treasury Note/Bond	2,692,349
United States Treasury Strip Coupon	592,762
United States Treasury Strip Principal	432,791
Total Market Value of Collateral Securities	5,097,456

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)
Fannie Mae Pool	1,373,188
Fannie Mae REMICS	2,858,745
Federal National Mortgage Association	311,446
Freddie Mac Gold Pool	100,884
Freddie Mac Non Gold Pool	288,493
Freddie Mac REMICS	2,039,723
Ginnie Mae	61,526
Government National Mortgage Association	2,146,046
Total Market Value of Collateral Securities	9,180,051

Nomura Securities (0.200%)

Security Description	Value ($)
Ginnie Mae I Pool	17,249,193
Ginnie Mae II Pool	8,250,807
Total Market Value of Collateral Securities	25,500,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae Pool	589,570
Fannie Mae REMICS	384,650
Federal Farm Credit Banks	140,949
Federal Home Loan Banks	45,717
Freddie Mac Gold Pool	324,942
Freddie Mac Non Gold Pool	237,916
Freddie Mac REMICS	195,565
Ginnie Mae I Pool	174,172
Ginnie Mae II Pool	684,200
Government National Mortgage Association	141,170
United States Treasury Note/Bond	141,149
Total Market Value of Collateral Securities	3,060,000

Societe Generale (0.190%)

Security Description	Value ($)
Fannie Mae Pool	6,250,780
Freddie Mac Gold Pool	1,870,309
Total Market Value of Collateral Securities	8,121,089

(f)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $483,233,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$49,336,000
Unrealized Depreciation	(40,396,000)
Net Unrealized Appreciation	$8,940,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	1,979,507	—	1,979,507
Health Care	9,484,004	—	—	9,484,004
Information Technology	375,938,035	17,636,949	—	393,574,984
Telecommunication Services	6,916,162	2,226,586	—	9,142,748
Total Equity Securities	392,338,201	21,843,042	—	414,181,243

Other
Money Market Funds	13,029,917	—	—	13,029,917
Investments of Cash Collateral Received for Securities on Loan	—	64,961,852	—	64,961,852
Total Other	13,029,917	64,961,852	—	77,991,769
Total	405,368,118	86,804,894	—	492,173,012

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 24, 2012